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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02731

                           Tax-Free Investments Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 12/31/07

Item 1.  Schedule of Investments.

                        TAX-FREE CASH RESERVE PORTFOLIO
          Quarterly Schedule of Portfolio Holdings - December 31, 2007

AIMinvestments.com        TFIT-QTR-1 12/07         A I M Advisors, Inc.

                                                [AIM Investments LOGO]
                                               --Registered Trademark--

Tax-Free Cash Reserve Portfolio

SCHEDULE OF INVESTMENTS
December 31, 2007
(Unaudited)

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------

MUNICIPAL OBLIGATIONS - 104.53%(a)

ALABAMA - 0.91%

Greater Montgomery Educational
   Building Authority (The
   Saint James School Project);
   Series 2003-A, Educational
   Facilities VRD RB
   (LOC-Regions Bank)
   3.47%, 06/01/23 (b)(c)                     --         VMIG1   $       460   $   460,000

Mobile (City of) Downtown
   Redevelopment Authority
   (Lafayette Plaza Hotel);
   Series 2007-A, Non-AMT VRD
   RB (LOC-Regions Bank)
   3.46%, 05/01/32 (b)(c)                    A-1           P-1         6,500     6,500,000

Mobile (City of) Industrial
 Development
 Board (Holnam Inc. Project);
 Series 1999
 B, Dock and Warf VRD RB
 (LOC-Wachovia Bank, N.A.)
 3.47%, 06/01/32 (b)(c)                     A-1+         VMIG1         2,900     2,900,000

Oxford (City of); Series 2003,
   Unlimited Tax VRD GO Wts
   (LOC-Branch Banking & Trust
   Co.)
   3.53%, 07/01/15 (b)(c)                     --         VMIG1         1,285     1,285,000

Washington (County of)
   Industrial Development
   Authority (Bay Gas Storage
   Co., Ltd. Project); Series
   2007, VRD IDR (LOC-Regions
   Bank)3.43%, 08/01/37 (b)(c)                --         VMIG1        18,000    18,000,000
                                     -----------   -----------   -----------   -----------
                                                                                29,145,000
                                                                               ===========
ALASKA - 1.38%

Alaska (State of) Housing
   Finance Corp.; Series 2001
   A, Governmental Purposes VRD
   RB (INS-MBIA Insurance Corp.)
   3.45%, 12/01/30 (c)(d)                   A-1+         VMIG1        19,490    19,490,000

Wachovia MERLOTs (Alaska (State
   of) Housing Finance Corp.);
   Series 1999 D, VRD RB (Acquired
   03/28/06; Cost
   $25,000,000) 3.50%,
   06/01/49 (c)(e)(f)                         --         VMIG1        25,000    25,000,000
                                     -----------   -----------   -----------   -----------
                                                                                44,490,000
                                                                               ===========
ARIZONA - 0.81%

ABN AMRO Munitops Ctfs. Trust
   (Greater Arizona (State of)
   Development Authority
   Revenue Bonds); Series
   2006-5, Single Non-AMT VRD
   Ctfs. (Acquired 01/22/07;
   Cost $8,695,000) 3.49%,
   08/01/13 (c)(e)(f)(g)                      --            --   $     8,695   $ 8,695,000

Casa Grande (City of)
   Industrial Development
   Authority (Center Park
   Apartments Project); Series
   2001 A, Refunding
   Multi-Family Housing VRD IDR
   (CEP-Federal National
   Mortgage Association)
   3.49%, 06/15/31 (c)                        --         VMIG1         2,010     2,010,000

Casa Grande (City of)
   Industrial Development
   Authority (Quail Gardens
   Apartments); Series 2001 A,
   Refunding Multi-Family
   Housing VRD IDR (CEP-Federal
   National Mortgage
   Association)
   3.49%, 06/15/31 (c)                        --         VMIG1         1,885     1,885,000

Phoenix (City of) Industrial
   Development Authority
   (Lynwood Apartments
   Project); Series 1994,
   Refunding Multi-Family
   Housing VRD IDR (CEP-Federal
   Home Loan Bank of San
   Francisco)
   3.48%, 10/01/25 (c)                      A-1+            --         5,715     5,715,000

RBC Municipal Products, Inc.
   Trust Floater Ctfs. (Pima
   (County of) Industrial
   Development Authority);
   Series I-8, Senior Living
   Refunding VRD RB (Acquired
   04/05/07; Cost
    $ 7,750,000) 3.48%,
   (c)(e)(f)                                A-1+            --         7,750     7,750,000
                                     -----------   -----------   -----------   -----------
                                                                                26,055,000
                                                                               ===========

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------
COLORADO - 3.95%

Centerra Metropolitan District
   No. 1; Series 2004, VRD RB
   (LOC-BNP Paribas)
   3.45%, 12/01/29 (b)(c)(h)                A-1+            --   $    12,000   $12,000,000

Colorado (State of) Educational
   & Cultural Facilities
   Authority (Community
   Wireless of Park City,
   Inc.); Series 2003, VRD RB
   (LOC-U.S. Bank, N.A.)
   3.46%, 12/01/23 (b)(c)                   A-1+            --           600       600,000

Colorado (State of) Educational
   & Cultural Facilities
   Authority (Southeastern
   Baptist Theological
   Seminary); Series 2005, VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.45%, 03/01/25 (b)(c)                     --         VMIG1         8,615     8,615,000

Colorado (State of) Educational
   & Cultural Facilities
   Authority (The Presentation
   School, Inc. Project);
   Series 2006, VRD RB
   (LOC-U.S. Bank, N.A.)
   3.44%, 12/01/36 (b)(c)                   A-1+            --         7,250     7,250,000

Colorado (State of) Educational
   & Cultural Facilities
   Authority (Trinity School of
   Durham and Chapel Hill
   Project); Series 2006, VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.45%, 09/01/26 (b)(c)                     --         VMIG1         5,300     5,300,000

Colorado (State of) Educational
   & Cultural Facilities
   Authority (Wesleyan
   Christian Academy Project);
   Series 2007, Educational
   Facilities VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.45%, 05/01/32 (b)(c)                     --         VMIG1         8,310     8,310,000

Colorado (State of) Health
   Facilities Authority (Arapahoe
   House Project); Series
   2004 A, VRD RB
   (LOC-Wells Fargo Bank, N.A.)
   3.49%, 04/01/24 (b)(c)                   A-1+            --         1,200     1,200,000



Colorado (State of) Health
   Facilities Authority
   (Boulder Community Hospital
   Project); Series 2000,
   Hospital VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.40%, 10/01/30 (b)(c)                   A-1+         VMIG1   $    20,415   $20,415,000

Colorado (State of) Health
   Facilities Authority (The
   Evangelical Lutheran Good
   Samaritan Society Project);
   Series 2007, Health
   Facilities VRD RB
   (LOC-Allied Irish Banks PLC)
   3.46%, 06/01/37 (b)(c)(h)                 A-1         VMIG1         5,300     5,300,000

Cornerstar (Metropolitan
   District of); Series 2007,
   Special VRD RB (LOC-Banco
   Bilbao Vizcaya Argentaria,
   S.A.)
   3.50%, 12/01/37 (b)(c)(h)                 A-1            --         9,200     9,200,000

Eagle Tax-Exempt Trust (Regional
   Transportation District
   (FasTracks Project));
   Series 2006-0120 A,
   COP RB (Acquired 10/18/06;
   Cost $2,000,000) 3.51%,
   11/01/36 (c)(e)(f)                       A-1+            --         2,000     2,000,000

Eaglebend (City of) Affordable
   Housing Corp.; Series 2006
   A, Refunding Multi-Family
   Housing VRD RB (LOC-U.S
   Bank, N.A.)
   3.47%, 07/01/21 (b)(c)                   A-1+            --         4,880     4,880,000

Pueblo (County of) (El Pueblo
   Boys' and Girls' Ranch, Inc.
   Project); Series 2003, VRD
   RB (LOC-U.S. Bank, N.A.)
   3.55%, 12/01/23 (b)(c)                   A-1+            --         1,130     1,130,000

Reset Option Ctfs. Trust II-R
   (Regional Transportation
   District (FasTracks
   Project)); Series 10117,
   Sales Tax RB
   (Acquired 08/30/07;
   Cost $9,930,000) 3.50%,
   11/01/36 (c)(e)(f)                       A-1+            --         9,930     9,930,000

Reset Option Ctfs. Trust II-R
   (Regional Transportation
   District (FasTracks
   Project)); Series 10119,
   Sales Tax RB (Acquired
   08/30/07; Cost
   $10,400,000)3.50%,
   11/01/36 (c)(e)(f)                       A-1+            --        10,400    10,400,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------
COLORADO - (CONTINUED)

Southglenn Metropolitan
   District; Series 2007,
   Special VRD RB (LOC-BNP
   Paribas)
   3.47%, 12/01/30 (b)(c)(h)                A-1+            --   $    20,600   $20,600,000
                                     -----------   -----------   -----------   -----------
                                                                               127,130,000
                                                                               ===========

DISTRICT OF COLUMBIA - 0.52%

District of Columbia (Pooled
   Loan Program); Series 1998
   A, VRD RB (LOC-Bank of
   America, N.A.) (Acquired
   12/03/07; Cost
   $ 5,555,000) 3.48%,
   01/01/29 (b)(c)(f)                       A-1+            --         5,555     5,555,000

District of Columbia (The
   Phillips Collection Issue);
   Series 2003, VRD RB (LOC-Bank
   of America, N.A.)
   3.48%, 08/01/33 (b)(c)                     --         VMIG1         3,925     3,925,000

Wachovia MERLOTs (District of
   Columbia); Series 2004 B-13,
   GO (Acquired 10/25/06;
   Cost $7,295,000)3.50%,
   06/01/22 (c)(e)(f)                       A-1+            --         7,295     7,295,000
                                     -----------   -----------   -----------   -----------
                                                                                16,775,000
                                                                               ===========
FLORIDA - 5.56%

ABN AMRO Munitops Ctfs. Trust
   (Port St. Lucie (City of)
   Utility System Revenue
   Bonds); Series 2006-50,
   Non-AMT VRD Ctfs. (Acquired
   07/17/06; Cost
   $12,200,000)3.49%,
   09/01/14 (c)(e)(f)                         --         VMIG1        12,200    12,200,000

Bay Medical Center Board of
   Trustees; Series 2007 A,
   Hospital VRD RB (LOC-Regions
   Bank)
   3.45%, 10/01/27 (b)(c)                     --         VMIG1        19,315    19,315,000

Eagle Tax-Exempt Trust
  (Miami-Dade (County of)
  Expressway Authority); Series
  2006-0121 A, COP RB
  (Acquired 10/11/06; Cost
   $37,000,000) 3.51%,
   07/01/37 (c)(e)(f)                       A-1+            --        37,000    37,000,000

Eagle Tax-Exempt Trust (South
   Florida Water Management
   District); Series 2006-0136
   A, COP (Acquired
   11/15/06; Cost
   $19,730,000) 3.51%,
   10/01/36 (c)(e)(f)                       A-1+            --        19,730    19,730,000

Florida (State of) Housing
   Finance Corp. (Tuscany
   Pointe Apartments); Series
   2005 D, Refunding
   Multi-Family Mortgage VRD RB
   (CEP-Federal National
   Mortgage Association)
   3.43%, 11/15/35 (c)                      A-1+            --   $    11,090   $11,090,000

JPMorgan PUTTERs (Tampa Bay
   Water); Series 2006-1476,
   VRD RB (Acquired 02/07/07;
   Cost $5,440,000)
   3.51%, 10/01/14 (c)(e)(f)                  --         VMIG1         5,440     5,440,000

Miami-Dade (County of) (Miami
   International Airport);
   Series 2000 B, Non-AMT
   Aviation Commercial Paper
   Notes (LOC-BNP Paribas,
   Dexia Bank S.A.)
   3.28%, 01/14/08 (b)(h)                     --           P-1         4,527     4,527,000

Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Miami-Dade
   (County of) Capital Asset
   Acquisition); Series
   2006-1797, Special
   Obligation VRD
   RB (Acquired
   05/24/07; Cost
   $ 5,325,000) 3.50%,
   04/01/18 (c)(e)(f)                        A-1            --         5,325     5,325,000

Orange (County of) Industrial
   Development Authority
   (Christian Prison Ministry,
   Inc. Project); Series 2005,
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.45%, 11/01/30 (b)(c)(g)                  --            --         5,610     5,610,000

Orange (County of) Industrial
   Development Authority (Lake
   Highland Preparatory School,
   Inc. Project); Series 2007,
   VRD RB (LOC-Bank of America,
   N.A.)
   3.48%, 08/01/32 (b)(c)(g)                  --            --         3,000     3,000,000

Orange (County of) Industrial
   Development Authority (The
   Jewish Federation of Greater
   Orlando Project); Series
   2003, VRD RB (LOC-Bank of
   America, N.A.)
   3.48%, 01/01/28 (b)(c)(g)                  --            --         2,890     2,890,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------
FLORIDA-(CONTINUED)

Palm Beach (County of) (The
   Norton Gallery and School of
   Art, Inc. Project); Series
   2000, VRD RB (LOC-Bank of
   America, N.A.)
   3.35%, 05/01/30 (b)(c)                   A-1+            --   $     1,000   $ 1,000,000

Palm Beach (County of) (The
   Palm Beach Jewish Community
   Campus Corp. Project);
   Series 2000, VRD RB
   (LOC-Northern Trust Co.)
   3.35%, 03/01/30 (b)(c)                   A-1+            --         1,500     1,500,000

Palm Beach (County of) Housing
   Authority (Emerald Bay Club
   Apartments); Series 2004,
   Refunding Multi-Family
   Housing VRD RB (LOC-Wachovia
   Bank, N.A.)
   3.45%, 06/01/30 (b)(c)                   A-1+           P-1        14,500    14,500,000

Reset Option Ctfs. Trust II-R
   (Miami-Dade (County of)
   School Board); Series 12042,
   VRD COP (Acquired
   11/16/07; Cost
   $ 7,900,000) 3.56%,
   11/01/31 (c)(e)(f)                       A-1+            --         7,900     7,900,000

Seminole (County of) Industrial
   Development Authority
   (Hospice of the Comforter
   Project); Series 2006,
   Healthcare Facilities VRD RB
   (LOC-Fifth Third Bank)
   3.44%, 12/01/25 (b)(c)                   A-1+            --         4,525     4,525,000

Tampa (City of) (DACCO
   Project); Series 2007,
   VRD RB (LOC-Wachovia
   Bank, N.A.)
   3.48%, 08/01/35 (b)(c)                     --         VMIG1        16,325    16,325,000

Wachovia MERLOTs (Miami-Dade
   (County of)); Series 2007
   C61, Guaranteed Entitlement
   VRD RB (Acquired
   07/16/07; Cost
   $7,005,000) 3.50%,
   08/01/18 (c)(e)(f)                       A-1+            --         7,005     7,005,000
                                     -----------   -----------   -----------   -----------
                                                                               178,882,000
                                                                               ===========

GEORGIA - 4.94%

ABN AMRO Munitops Ctfs. Trust
   (Fulton (County of) Water &
   Sewer Revenue Bonds); Series
   2004-15, Non-AMT VRD Ctfs
   (Acquired 10/12/04; Cost
   $ 9,995,000) 3.49%,
   01/01/12 (c)(e)(f)                         --         VMIG1         9,995     9,995,000

PRINCIPAL

Atlanta (City of) Water &
   Wastewater Revenue; Series
   2001 B, VRD RB
   (INS-Financial Security
   Assurance, Inc.)
   3.40%, 11/01/38 (c)(d)                   A-1+         VMIG1   $     2,060   $ 2,060,000

Clayton (County of) Development
   Authority (DACC Public
   Purpose Corp. II Project):
   Series 2007, VRD RB
   (LOC-Dexia Bank S.A.)
   3.45%, 07/01/32 (b)(c)(h)                  --         VMIG1         4,785     4,785,000

De Kalb (City of) Private
   Hospital Authority (Egleston
   Children's Hospital at Emory
   University, Inc.); Series
   1994 B, VRD Hospital RAC
   (LOC-Sun Trust Bank)
   3.44%, 03/01/24 (b)(c)                   A-1+         VMIG1         5,130     5,130,000

Forsyth (County of) Development
   Authority (Pinecrest Academy
   Inc. Project); Series 2000,
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.45%, 09/01/25 (b)(c)                     --         VMIG1         8,500     8,500,000
Fulton (County of) Development
   Authority (Bridgeway
   Foundation for Education,
   Inc. Project);
   Series 2000, Educational
   Facilities VRD RB
   (LOC-Wachovia Bank,N.A.)
   3.50%, 06/01/15 (b)(c)                   A-1+            --         1,525     1,525,000

Fulton (County of) Development
   Authority (Doris & Alex
   Weber Jewish Community High
   School, Inc. Project);
   Series 2006, VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.45%, 12/01/30 (b)(c)                     --         VMIG1         4,500     4,500,000
Fulton (County of) Development
  Authority (King's Ridge
  Christian School); Series
  2006, VRD RB (LOC-Branch
  Banking & Trust Co.)
  3.45%, 05/01/26 (b)(c)                      --         VMIG1         7,000     7,000,000

Fulton (County of) Development
   Authority (Mount Vernon
   Presbyterian School, Inc.);
   Series 2005, VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.45%, 08/01/35 (b)(c)                     --         VMIG1         4,100     4,100,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------
GEORGIA-(CONTINUED)

Fulton (County of) Development
   Authority (Woodward Academy,
   Inc. Project); Series 2002,
   VRD RB (LOC-Sun Trust Bank)
   3.44%, 12/01/27 (b)(c)                     --         VMIG1   $     1,080   $ 1,080,000

Georgia (State of) Municipal
   Gas Authority (Gas Portfolio
   III Project); Series 2003 B,
   VRD RB (LOC-Wachovia Bank,
   N.A., JPMorgan Chase Bank,
   N.A.)
   3.50%, 02/01/15 (b)(c)                   A-1+           P-1        15,000    15,000,000

Georgia (State of) Road &
   Tollway Authority (Federal
   Highway Grant); Series 2006,
   RAN
   5.00%, 06/01/08                           AA-           Aa3         7,345     7,382,038

Georgia (State of) Road &
   Tollway Authority (Federal
   Highway Reimbursement);
   Series 2006 A, Commercial
   Paper RN
   3.75%, 01/04/08                          A-1+           P-1         7,500     7,500,000

Gwinnett (County of) Housing
   Authority (The Greens
   Apartments Project); Series
   1995, Refunding Multi-Family
   Housing VRD RB (CEP-Federal
   National Mortgage
   Association)
   3.47%, 06/15/25 (c)                      A-1+            --         6,500     6,500,000

JPMorgan PUTTERs (Atlanta (City
  of) Water & Wastewater);
  Series 2004-520, VRD RB
  (Acquired 04/20/05; Cost
  $31,495,000) 3.50%,
  05/01/12 (c)(e)(f)                         A-1            --       31,495    31,495,000

Metropolitan Atlanta Rapid
   Transit Authority; Series
   2007 D, Third Indenture
   Sales Tax Revenue Commercial
   Paper BAN
   3.00%, 01/15/08                          A-1+           P-1        15,200    15,200,000

Reset Option Ctfs. Trust II-R
   (Georgia (State of)); Series
   10090, VRD GO
   (Acquired 08/30/07;
   Cost $18,080,000)3.50%,
   07/01/15 (c)(e)(f)                       A-1+            --        18,080    18,080,000

Savannah (City of) Economic
   Development Authority (The
   Savannah Country Day School,
   Inc. Project); Series 2007,
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.45%, 05/01/32 (b)(c)                     --         VMIG1   $     5,200   $ 5,200,000

Savannah (City of) Economic
   Development Authority
   (Westside Urban Health
   Center Inc.); Series 2002 A,
   VRD RB (LOC-SunTrust Bank)
   3.49%, 03/01/18 (b)(c)                     --         VMIG1         2,285     2,285,000

Smyrna (City of) Hospital
   Authority (Ridgeview
   Institute Inc. Project);
   Series 2002, VRD RB
   (LOC-Wachovia Bank, N.A.)
   3.50%, 11/01/27 (b)(c)                     --         VMIG1         1,560     1,560,000
                                     -----------   -----------   -----------   -----------
                                                                               158,877,038
                                                                               ===========

HAWAII - 0.16%

JPMorgan PUTTERS (Honolulu
   (City & County of)); Series
   2007-2368 A, Unlimited
   Tax VRD GO (Acquired
   11/29/07; Cost $5,225,000)
   3.50%,
   07/01/15 (c)(e)(f)                       A-1+            --         5,225     5,225,000

IDAHO - 1.03%

Custer (County of)  Pollution
   Control (Amoco Oil
   Co.-Standard Oil Industry
   Project); Series 1983, VRD
   PCR
   3.50%, 10/01/09 (c)(h)                   A-1+          --          23,000    23,000,000

Idaho (State of); Series 2007,
   Unlimited TAN GO
   4.50%, 06/30/08                         SP-1+      MIG1            10,000    10,036,697
                                     -----------   -----------   -----------   -----------
                                                                                33,036,697
                                                                               ===========

ILLINOIS - 15.80%

ABN AMRO Munitops Ctfs. Trust
   (Chicago (City of));
   Series 2005-31,
   Non-AMT Unlimited Tax VRD GO
   (Acquired 02/21/07;Cost
   $ 9,995,000)  3.49%,
   07/01/12(c)(e)(f)                          --      VMIG1            9,995     9,995,000
   Series 2005-40,

Non-AMT Unlimited Tax VRD GO
   (Acquired 11/30/05; Cost
   $15,165,000) 3.49%,
   07/01/13(c)(e)(f)(g)                       --          --          15,165    15,165,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S        (000)         VALUE
                                     -----------   -----------   -----------   -----------
ILLINOIS-(CONTINUED)

ABN AMRO Munitops Ctfs. Trust
   (Illinois (State of) Finance
   Authority (Northwestern
   University)); Series
   2006-67, Non-AMT VRD RB
   (Acquired 10/18/06;
   Cost $9,995,000)
   3.49%, 12/01/13 (c)(e)(f)                  --         VMIG1   $     9,995   $ 9,995,000

Aurora (City of) Kane, DuPage,
   Will & Kendall (Counties of)
   Economic Development
   (Aurora University); Series
   2004, VRD RB (LOC-Harris N.A.)
   3.46%, 03/01/35 (b)(c)                     --         VMIG1         6,450     6,450,000

Cook (County of) Community
   Consolidated School District
   No. 21 - Wheeling Community;
   Series 2006,
   Educational Purposes TAN
   5.05%, 05/01/08                            --          MIG1         9,500     9,549,675
   Series 2006,
   Operations and Maintenance
   Purposes TAN
   5.05%, 05/01/08                            --          MIG1         2,500     2,513,072

Eagle Tax-Exempt Trust
   (Regional Transportation
   Authority); Series
   2000-1303, VRD COP (Acquired
   03/26/01; Cost
   $19,000,000) 3.51%,
   07/01/23 (c)(e)(f)                       A-1+            --        19,000    19,000,000

Glendale Heights (Village of)
   (Glendale Lakes Project);
   Series 2000, Refunding
   Multi-Family Housing VRD RB
   (CEP-Federal Home Loan
   Mortgage Corp.)
   3.49%, 03/01/30 (c)                      A-1+            --        14,845    14,845,000

Illinois (State of) Development
   Finance Authority (Embers
   Elementary School Project);
   Series 2002, Educational
   Facilities VRD RB (LOC-Bank
   of America, N.A.)
   (Acquired 12/04/07; Cost
   $ 2,135,000) 3.53%,
   04/01/32 (b)(c)(f)                       A-1+            --         2,135     2,135,000

Illinois (State of) Development
   Finance Authority (Fenwick
   High School Project); Series
   1997, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.46%, 03/01/32 (b)(c)                   A-1+            --         3,000     3,000,000

Illinois (State of) Development
   Finance Authority (Goodman
   Theatre Project); Series
   1999, VRD RB (LOC-Northern
   Trust Co., JPMorgan Chase
   Bank, N.A.)
   3.43%, 12/01/33 (b)(c)                   A-1+            --   $     7,600   $ 7,600,000

Illinois (State of) Development
   Finance Authority (Institute
   of Gas Technology Project);
   Series 1999, VRD IDR
   (LOC-Harris N.A.)
   3.45%, 09/01/24 (b)(c)                   A-1+            --         1,900     1,900,000

Illinois (State of)
  Development Finance Authority
  (James Jordan Boys & Girls
  Club and Family Life
  Center Project); Series
  1995, VRD RB
  (LOC-JPMorgan Chase
  Bank, N.A., Bank of
  America, N.A.)
  (Acquired 10/18/05;
  Cost $4,700,000)
   3.46%,
   08/01/30 (b)(c)(f)                       A-1+            --        4,700     4,700,000

Illinois (State of) Development
   Finance Authority (Lyric
   Opera of Chicago Project);
   Series 1994, VRD RB
   (LOC-Northern Trust Co.,
   Harris N.A., JPMorgan Chase
   Bank, N.A.)
   3.43%, 12/01/28 (b)(c)                   A-1+         VMIG1        10,200    10,200,000

Illinois (State of) Development
   Finance Authority
   (Providence-St. Mel School
   Project); Series 2002, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.46%, 06/01/37 (b)(c)                     --         VMIG1         2,000     2,000,000

Illinois (State of) Development
   Finance Authority (Teachers
   Academy for Mathematics &
   Science); Series 2001, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.46%, 02/01/21 (b)(c)                     --         VMIG1         2,255     2,255,000

Illinois (State of) Development
   Finance Authority (Village
   of Oak Park Residence Corp.
   Project); Series 2001, VRD
   RB (LOC-Bank of America,
   N.A.) (Acquired
   12/04/07; Cost
   $ 2,975,000)3.47%,
   07/01/41 (b)(c)(f)                       A-1+            --         2,975     2,975,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------
ILLINOIS-(CONTINUED)

Illinois (State of) Development
   Finance Authority (West
   Central Illinois Educational
   Telecommunications Corp.
   Project); Series 2002, VRD
   RB (LOC-Bank of America,
   N.A.)
   3.52%, 09/01/32 (b)(c)                     --         VMIG1   $     3,600   $ 3,600,000

Illinois (State of) Educational
   Facilities Authority
   (Blackburn University);
   Series 1999, Cultural Pooled
   Financing VRD RB (LOC-Bank
   of America, N.A.)
   3.40%, 07/01/29 (b)(c)                   A-1+            --        11,500    11,500,000

Illinois (State of) Educational
   Facilities Authority
   (Chicago Children's Museum);
   Series 1994, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.46%, 02/01/28 (b)(c)                     --         VMIG1         1,200     1,200,000

Illinois (State of) Educational
   Facilities Authority
   (Dominican University);
   Series 2000 B, VRD RB
   (LOC-Allied Irish Banks PLC)
   3.46%, 10/01/30 (b)(c)(h)(i)               --         VMIG1         2,661     2,661,000

Illinois (State of) Educational
   Facilities Authority (Museum
   of Science & Industry);
   Series 1992, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.46%, 10/01/26 (b)(c)                     --         VMIG1         6,950     6,950,000

Illinois (State of) Educational
   Facilities Authority
   (National-Louis University);
   Series 1999 A,
   VRD RB (LOC-JPMorgan Chase
   Bank, N.A.)
   3.45%, 06/01/29(b)(c)                    A-1+            --         5,500     5,500,000
   Series 1999 B,
   VRD RB (LOC-JPMorgan Chase
   Bank, N.A.)
   3.47%, 06/01/29(b)(c)                    A-1+            --         9,800     9,800,000

Illinois (State of) Educational
  Facilities Authority
  (Pooled Financing Program);
  Series 2002,
  Commercial Paper RN
  (LOC-Northern Trust Co.)
  3.40%, 01/08/08 (b)                       A-1+            --       29,000    29,000,000

Illinois (State of) Educational
   Facilities Authority; Series
   1998, Cultural Pooled
   Financing VRD RB (LOC-Bank
   of America, N.A.)
   3.40%, 03/01/28 (b)(c)                   A-1+            --   $    14,680   $14,680,000

Illinois (State of) Finance
   Authority (Elmhurst
   College); Series 2007, VRD
   RB (LOC-Bank of America,
   N.A.)
   3.48%, 02/01/42 (b)(c)                     --         VMIG1         3,500     3,500,000

Illinois (State of) Finance
   Authority (Erikson Institute
   Project); Series 2007,
   Educational Facilities VRD
   RB (LOC-Bank of America,
   N.A.)
   3.48%, 11/01/37 (b)(c)                   A-1+            --         6,000     6,000,000

Illinois (State of) Finance
   Authority (IIT Research
   Institute); Series 2004, VRD
   RB (LOC-Fifth Third Bank)
   3.45%, 10/01/34 (b)(c)                     --         VMIG1         1,175     1,175,000

Illinois (State of) Finance
   Authority (Lake Forest
   Country Day School); Series
   2005, VRD RB (LOC-Northern
   Trust Co.)
   3.43%, 07/01/35 (b)(c)                     --         VMIG1        12,750    12,750,000

Illinois (State of) Finance
   Authority (Lawrence Hall
   Youth Services); Series
   2006, VRD RB (LOC-Fifth
   Third Bank)
   3.44%, 11/01/41 (b)(c)                     --         VMIG1         1,150     1,150,000

Illinois (State of) Finance
   Authority (Northwestern
   Memorial Hospital);
   Series 2007 B-1,
   VRD RB
   3.50%, 08/15/42(c)                       A-1+         VMIG1         9,400     9,400,000
   Series 2007 B-2,
   VRD RB
   3.75%, 08/15/42(c)                       A-1+         VMIG1        11,300    11,300,000

Illinois (State of) Finance
   Authority (Sedgebrook, Inc.
   Facility); Series 2007 B,
   VRD RB (LOC-Fortis Bank
   NV/SA)
   3.45%, 11/01/42 (b)(c)(h)                A-1+            --        19,500    19,500,000

Illinois (State of) Finance
   Authority (Sunshine
   Through Golf Foundation
   Project); Series
   2004 A, VRD RB
   (LOC-Bank of America, N.A.)
   3.53%, 11/01/24 (b)(c)                   A-1+            --         2,100     2,100,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------
ILLINOIS-(CONTINUED)

Illinois (State of) Finance
   Authority (Three Crowns
   Park); Series 2006 C, VRD RB
   (LOC-Allied Irish Banks PLC)
   3.44%, 02/15/38 (b)(c)(g)(h)               --            --   $     7,500   $ 7,500,000

Illinois (State of) Finance
   Authority (Village of Oak
   Park Residence Corp.
   Project); Series 2006, VRD
   RB (LOC-Bank of America,
   N.A.) (Acquired
   11/19/07; Cost
   $ 4,000,000) 3.47%,
   09/01/46 (b)(c)(f)                       A-1+            --         4,000     4,000,000

Illinois (State of) Finance
  Authority (YMCA of
  Metropolitan
  Chicago Project);
  Series 2004,
  VRD RB (LOC-Harris N.A.)
  3.43%, 06/01/34 (b)(c)                      --         VMIG1        5,000     5,000,000

Illinois (State of) Health
   Facilities Authority (Cradle
   Society Project); Series
   1998, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.46%, 04/01/33 (b)(c)                   A-1+            --         2,500     2,500,000

Illinois (State of) Health
   Facilities Authority
   (Evanston Northwestern
   Healthcare Corp.); Series
   1998, VRD RB
   2.75%, 03/06/08                          A-1+         VMIG1        30,000    30,000,000

Illinois (State of) Health
   Facilities Authority
   (Lifelink Corp. Obligated
   Group); Series 1998, RB
   5.70%, 02/15/08 (j)(k)                    AAA           NRR         4,595     4,697,167

Illinois (State of) Health
   Facilities Authority
   (Memorial Medical Center);
   Series 1985 C, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.53%, 01/01/16 (b)(c)                     --         VMIG1         4,215     4,215,000

Illinois (State of) Health
   Facilities Authority; Series
   1985 C, Revolving Fund
   Pooled VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.43%, 08/01/15 (b)(c)                   A-1+         VMIG1         5,000     5,000,000

JPMorgan PUTTERs (Chicago (City
  of) Park District); Series
  2005-974, Limited Tax VRD GO
  (Acquired 07/06/05;
  Cost $2,550,000) 3.51%,
   01/01/13 (c)(e)(f)                       A-1+            --         2,550     2,550,000

JPMorgan PUTTERs (Chicago (City
  of) Water Revenue);
  Series 2006-1419, VRD RB
  (Acquired 07/26/06; Cost
  $5,345,000) 3.50%,
  05/01/14 (c)(e)(f)                        A-1+            --  $     5,345   $ 5,345,000

JPMorgan PUTTERs (Illinois
   (State of) Toll Highway
   Authority); Series
   2006-1354, VRD RB (Acquired
   06/07/06; Cost
   $13,330,000) 3.50%,
   01/01/14 (c)(e)(f)                       A-1+            --        13,330    13,330,000

Lombard (Village of) (Clover
   Creek Apartments Project);
   Series 2000, Multi-Family
   Housing VRD RB (CEP-Federal
   National Mortgage
   Association)
   3.44%, 12/15/30 (c)                      A-1+            --        14,855    14,855,000

Macon (County of) (Millikin
   University); Series 1999,
   VRD RB (INS-Ambac Insurance
   Corp.)
   3.48%, 10/01/28 (c)(d)                   A-1+            --         6,900     6,900,000

Monmouth (City of) Industrial
   Development Project
   (Monmouth College); Series
   2005, VRD IDR (LOC-Allied
   Irish Banks PLC)
   3.45%, 06/01/35 (b)(c)(h)                  --         VMIG1         6,065     6,065,000

Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Chicago (City
   of) Board of Education);
   Series 2006-1714, Refunding
   Unlimited Tax VRD GO
   (Acquired 04/12/07;
   Cost $13,015,000)3.49%,
   12/01/18 (c)(e)(f)(g)                      --            --        13,015    13,015,000

Naperville (City of) (Heritage
   YMCA Group Inc.); Series
   1999, VRD RB (LOC-Citibank
   N.A.)
   3.44%, 12/01/29 (b)(c)                   A-1+            --         7,000     7,000,000

Quincy (City of) (Blessing
   Hospital Project); Series
   2004, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.46%, 11/15/33 (b)(c)                   A-1+         VMIG1         4,830     4,830,000
Reset Option Ctfs. Trust II-R
   (Chicago (City of));
   Series 10260,
   VRD GO
   (Acquired 10/10/07; Cost
   $ 4,415,000) 3.54%,
   01/01/35(c)(e)(f)                        A-1+            --         4,415     4,415,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------
ILLINOIS-(CONTINUED)

Reset Option Ctfs. Trust
   II-R (Chicago (City of)
   Water Revenue);
   Series 10137,
   Sr. Lien Water VRD RB
   (Acquired 08/30/07;
   Cost $8,215,000)
   3.50%, 11/01/26(c)(e)(f)                 A-1+            --   $     8,215   $ 8,215,000

Reset Option Ctfs. Trust II-R
   (Illinois (State of));
   Series 12020, VRD GO
   (Acquired 11/15/07; Cost
   $ 4,715,000) 3.56%,
   06/01/19 (c)(e)(f)                       A-1+            --         4,715     4,715,000

Reset Option Ctfs. Trust II-R
   (University of Illinois);
   Series 1076, VRD RB
   (Acquired 10/04/06; Cost
   $ 6,035,000)
   3.50%, 04/01/29 (c)(e)(f)                  --         VMIG1         6,035     6,035,000

Wachovia MERLOTs (Central Lake
   (County of) Joint Action
   Water Agency); Series 2003
   B18, VRD RB  (Acquired
   02/19/03; Cost
   $ 9,655,000) 3.50%,
   05/01/20 (c)(e)(f)                         --         VMIG1         9,655     9,655,000

Wachovia MERLOTs (Chicago (City
   of)); Series 2000 A12,
   Limited Tax VRD
   GO (Acquired
   10/13/00; Cost
   $12,200,000)3.50%,
   01/01/23 (c)(e)(f)                         --         VMIG1        12,200    12,200,000

Wachovia MERLOTs (Illinois
   (State of)); Series 2001
   A124, VRD Unlimited Tax
   GO
   (Acquired 11/05/07;
   Cost $9,635,000) 3.50%,
   11/01/26 (c)(e)(f)                       A-1+            --         9,635     9,635,000

Wachovia MERLOTs (Regional
   Transportation Authority);
   Series 2002 A41, Unlimited
   Tax VRD GO (Acquired
   07/25/02; Cost
   $19,605,000) 3.50%,
   06/01/17 (c)(e)(f)                         --         VMIG1        19,605    19,605,000

Wachovia MERLOTs (University of
   Illinois); Series 2000 S,
   VRD GO (Acquired
   03/20/00; Cost
   $17,900,000) 3.50%,
   04/01/30 (c)(e)(f)                         --         VMIG1        17,900    17,900,000

Wachovia MERLOTs (University of
   Illinois); Series 2001 A105,
   Refunding VRD RB (Acquired
   08/15/07; Cost
   $ 3,135,000) 3.50%,
   04/01/19 (c)(e)(f)                       A-1+            --         3,135     3,135,000
                                     -----------   -----------   -----------   -----------
                                                                               508,355,914
                                                                               ===========

INDIANA - 2.71%

ABN AMRO Munitops Ctfs. Trust
   (Wayne (Township of), Marion
   (County of) School Building
   Corp.); Series 2003-32,
   Multi-State Non-AMT VRD RB
   Ctfs. (Acquired 01/31/06;
   Cost $26,900,000)3.48%,
   01/15/12 (c)(e)(f)(g)                      --            --   $    26,900   $26,900,000

Goshen (City of) Economic
   Development (Goshen College,
   Inc. Project); Series 2007,
   VRD RB (LOC-JPMorgan Chase
   Bank, N.A.)
   3.43%, 10/01/42 (b)(c)                     --         VMIG1         9,850     9,850,000

Indiana (State of) Bond Bank;
   Series 2007 A, Advance
   Funding Program RN
   4.25%, 01/31/08                         SP-1+            --        12,250    12,255,300

Indiana (State of) Development
   Finance Authority (Youth
   Opportunity Center, Inc.
   Project);
   Series 1998,
   Educational Facilities VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.46%, 01/01/24(b)(c)                    A-1+            --         4,500     4,500,000

   Series 1999,
   VRD IDR (LOC-JPMorgan Chase
   Bank, N.A.)
   3.46%, 01/01/29(b)(c)                    A-1+            --         1,000     1,000,000

Indiana (State of) Health
   Facility Financing Authority
   (Clark Memorial Hospital);
   Series 2004 A, VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.47%, 04/01/24 (b)(c)                     --         VMIG1         3,000     3,000,000

Indiana (State of) Health
   Facility Financing Authority
   (Community Hospitals
   Project); Series 1997 A, VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.47%, 07/01/27 (b)(c)                   A-1+            --         7,000     7,000,000

Indiana (State of) Health
   Facility Financing Authority
   (Community Hospitals
   Project); Series 2000 A,
   Hospital VRD RB (LOC-Bank of
   America, N.A.)
   3.48%, 07/01/28 (b)(c)                   A-1+            --         6,115     6,115,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------
INDIANA-(CONTINUED)

Indiana (State of) Health
   Facility Financing Authority
   (Community Hospitals
   Project); Series 2000 B, VRD
   RB (LOC-Bank of America,
   N.A.)
   3.48%, 07/01/28 (b)(c)                   A-1+            --   $     4,135   $ 4,135,000

Indiana (State of) Health
   Facility Financing Authority
   (Deaconess Hospital
   Obligated Group); Series
   2004 B, Hospital VRD RB
   (LOC-Fifth Third Bank)
   3.44%, 01/01/29 (b)(c)                   A-1+            --         2,335     2,335,000

Marion (City of) Economic
   Development (Indiana
   Weslayan University
   Project); Series 2006, VRD
   RB (LOC-Bank of America,
   N.A.)
   3.48%, 06/01/36 (b)(c)                     --         VMIG1         3,800     3,800,000

Tippecanoe (County of) (Faith
   Properties Inc. Project)
   Series 2005, VRD RB
   (LOC-Regions Bank)
   3.45%, 11/01/30 (b)(c)(g)                  --            --         6,475     6,475,000
                                     -----------   -----------   -----------   -----------
                                                                                87,365,300
                                                                               ===========

IOWA - 1.61%

Iowa (State of) Finance
   Authority (Morningside
   College Project);
   Series 2002,
   Private College
   Facility VRD RB (LOC-U.S
   Bank, N.A.)
   3.55%, 10/01/32 (b)(c)                   A-1+            --        1,510     1,510,000

Iowa (State of) Higher
   Education Loan Authority
   (Morningside College
   Private
   Education Working
   Capital Loan Program);
   Series 2007 F, RAN (LOC-U.S. Bank,
   N.A.)
   4.50%, 05/20/08 (b)                     SP-1+            --        1,000     1,002,951

Iowa (State of) Higher
   Education Loan Authority
   (University of Dubuque
   Private Education Working
   Capital Loan Program);
   Series 2007 C, RAN
   4.50%, 05/20/08                          SP-1            --         3,500     3,509,407

Iowa (State of) Higher
   Education Loan Authority;
   Series 1985, Private
   College
   Facilities VRD
   ACES (INS-MBIA
   Insurance Corp.)
   3.46%, 12/01/15 (c)(d)                   A-1+         VMIG1        8,800     8,800,000

Iowa (State of) School Cash
   Anticipation Program; Series
   2007-2008 A, Wts. Ctfs. RN
   (INS-Financial Security
   Assurance Inc.)
   4.50%, 06/27/08 (d)                        --          MIG1   $    17,000   $17,061,347

Iowa (State of); Series 2007,
   TRAN
   4.00%, 06/30/08                         SP-1+          MIG1        20,000    20,072,920
                                     -----------   -----------   -----------   -----------
                                                                                51,956,625
                                                                               ===========

KANSAS - 0.16%

Reset Option Ctfs. Trust II-R
   (Wyandotte (County of) &
   Kansas City (City of)
   Unified Government; Series
   12036, Utility System
   Refunding VRD RB (Acquired
   11/16/07; Cost
   $ 5,000,000)3.56%,
   09/01/21 (c)(e)(f)                       A-1+            --         5,000     5,000,000

KENTUCKY - 2.03%

Eagle Tax-Exempt Trust
   (Louisville (City of) &
   Jefferson (County of)
   Metropolitan Sewer
   District); Series 2006-0053
   A, VRD RB (Acquired
   03/22/06; Cost
   $28,335,000) 3.51%,
   05/15/33 (c)(e)(f)                       A-1+            --        28,335    28,335,000

Kentucky (State of)
   Asset/Liability Commission
   General Fund; Series 2007 A,
   TRAN
   4.50%, 06/26/08                         SP-1+          MIG1        20,000    20,073,660

Louisville (City of) &
   Jefferson (County of)
   Visitors and Convention
   Commission (Kentucky
   International Convention
   Center Expansion Project);
   Series 2004 B, Dedicated
   Refunding VRD RB
   (INS-Financial Security
   Assurance Inc.)
   3.46%, 12/01/22 (c)(d)                   A-1+         VMIG1         1,900     1,900,000

Newport (City of) Kentucky
   League of Cities Funding
   Trust; Series 2002, Lease
   Program VRD RB (LOC-U.S
   Bank, N.A.)
   3.46%, 04/01/32 (b)(c)(i)                  --         VMIG1        15,050    15,050,000
                                     -----------   -----------   -----------   -----------
                                                                                65,358,660
                                                                               ===========

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------
LOUISIANA - 0.76%

Denham Springs (City of)
   Economic Development
   District (Bass Pro Shops
   Project); Series 2007 A,
   Sales Tax Increment VRD RB
   (LOC-JPMorgan Chase Bank,
   N.A.)
   3.46%, 01/01/37 (b)(c)                     --         VMIG1   $     5,060   $ 5,060,000

Louisiana (State of) Series
   1998-A, Refunding Unlimited
   GO (INS-Ambac Assurance
   Corp.)
   5.50%, 04/15/08 (d)                       Aaa           AAA         5,000     5,024,787

Louisiana (State of) Public
   Facilities Authority (GCGK
   Investments, L.L.C
   Project); Series 2006, VRD
   RB (LOC-Regions Bank)
   3.46%, 05/01/26 (b)(c)                     --           P-1         6,460     6,460,000

Louisiana (State of) Public
   Facilities Authority (Tiger
   Athletic Foundation
   Project); Series 1999, VRD
   RB (LOC-Regions Bank)
   3.43%, 09/01/28 (b)(c)                    A-1            --         1,000     1,000,000

Monroe (City of); Series 2007
   A, Sales Tax Refunding VRD
   RB (INS-Financial Security
   Assurance Inc.)
   3.49%, 07/01/26 (c)(d)                   A-1+            --         7,000     7,000,000
                                     -----------   -----------   -----------   -----------
                                                                                24,544,787
                                                                               ===========

MAINE - 0.29%

JPMorgan PUTTERS (Maine
   (State of) Health and
   Higher  Educational
   Facilities
   Authority); Series 2007-1609,
   VRD RB (Acquired
   07/19/07;
   Cost $9,400,000) 3.50%,
   07/01/15 (c)(e)(f)                         --         VMIG1         9,400     9,400,000

MARYLAND - 2.10%

Baltimore (County of) (Blue
   Circle Inc. Project); Series
   1992, Economic Development
   VRD RB (LOC-BNP Paribas)
   3.46%, 12/01/17 (b)(c)(h)(i)               --         VMIG1         3,913     3,913,000

Frederick (County of)
   Retirement Community
   (Buckingham's Choice Inc.
   Project); Series 1997 C, VRD
   RB (LOC-Branch Banking &
   Trust Co.)
   3.45%, 01/01/27 (b)(c)                   A-1+         VMIG1         6,000     6,000,000

Howard (County of) Economic
   Development (Norbel School
   Inc. Project); Series 2001,
   VRD RB (LOC-Branch Banking &
   Trust Co.)
   3.45%, 02/01/28 (b)(c)                     --         VMIG1   $     4,785   $ 4,785,000

Maryland (State of) Economic
   Development Corp.
   (Constellation Energy Group,
   Inc. Projects); Series 2006
   B, Adjustable Mode Refunding
   VRD RB (LOC-Wachovia Bank,
   N.A.)
   3.40%, 12/01/25 (b)(c)                   A-1+         VMIG1        21,325    21,325,000

Maryland (State of) Health &
   Higher Educational
   Facilities Authority (Glen
   Meadows Retirement
   Community); Series 1999 A,
   VRD RB (LOC-Wachovia Bank,
   N.A.)
   3.55%, 07/01/29 (b)(c)                   A-1+            --         2,000     2,000,000

Maryland (State of) Health and
   Higher Educational
   Facilities Authority
   (Pickersgill, Inc. Issue);
   Series 2005 B, VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.47%, 01/01/35 (b)(c)                   A-1+            --         7,175     7,175,000

Maryland (State of) Industrial
   Development Financing
   Authority (Baltimore
   International College
   Facility); Series 2005,
   Economic Development VRD RB
   (LOC-Branch Banking & Trust
   Co.)
   3.45%, 11/01/30 (b)(c)                     --         VMIG1         4,695     4,695,000

Montgomery (County of) Housing
   Opportunities Commission
   (Oakwood-Gaithersburg);
   Series 1991 A, Multi-Family
   Housing VRD RB
  (CEP-Federal Home
   Loan Mortgage Corp.)
   3.47%, 11/01/12 (c)                      A-1+            --        17,825    17,825,000
                                     -----------   -----------   -----------   -----------
                                                                                67,718,000
                                                                               ===========

MASSACHUSETTS - 4.33%

Massachusetts (State of)
   Development Finance Agency
   (CP Program 5 Issue); Series
   2007, Commerical Paper RN
   (LOC-Toronto Dominion Bank)
   3.50%, 02/06/08 (b)(h)                     --           P-1        15,927    15,927,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
   Development Finance Agency
   (Harvard University Issue);
   Series 2003 HH, VRD RB
   3.35%, 07/15/33 (c)                      A-1+         VMIG1   $    50,385   $50,385,000

Massachusetts (State of) Health
   and Educational Facilities
   Authority (Harvard
   University Issue); Series
   2003 EE, Unsec. Commercial
   Paper Note
   2.75%, 02/06/08                          A-1+           P-1        26,900    26,900,000
   3.28%, 01/07/08                          A-1+           P-1        21,500    21,500,000

Massachusetts (State of) Health
   and Educational Facilities
   Authority (Massachusetts
   Institute of Technology);
   Series J-2, VRD RB
   3.35%, 07/01/31 (c)                      A-1+            --        24,600    24,600,000
                                     -----------   -----------   -----------   -----------
                                                                               139,312,000
                                                                               ===========

MICHIGAN - 4.61%

ABN AMRO Munitops Ctfs. Trust
   (Bay City (City of) School
   District); Series 2006-51,
   Non-AMT Unlimited Tax GO
   (Acquired 07/20/06;
   Cost $11,910,000)                      3.49%,
   05/01/14 (c)(e)(f)(g)                      --            --        11,910    11,910,000

ABN AMRO Munitops Ctfs. Trust
   (Detroit (City of) School
   District); Series 2004-39,
   Unlimited Non-AMT VRD GO
   (Acquired 04/17/07; Cost
   $ 6,800,000) 3.49%,
   05/01/11 (c)(e)(f)(g)                      --            --         6,800     6,800,000

Eagle Tax-Exempt Trust
   (Michigan (State of)
   Building Authority); Series
   2006-0142 A, COP (Acquired
   11/15/06; Cost
   $ 9,090,000)  3.56%,
   10/15/36 (c)(e)(f)                       A-1+            --         9,090     9,090,000

Kalamazoo (City of) Economic
   Development Corporation
   (Friendship Village of
   Kalamazoo); Series 1997 B,
   Limited Obligation VRD RB
   (LOC-Fifth Third Bank)
   3.43%, 05/15/27 (b)(c)                   A-1+            --   $     2,900   $ 2,900,000

Livonia (City of) Economic
   Development Corp. (Madonna
   University Project); Series
   2007, Limited Obligation VRD
   RB (LOC-RBS Citizens, N.A.)
   3.46%, 04/01/38 (b)(c)                   A-1+            --         8,000     8,000,000

Michigan (State of) Higher
   Education Facilities
   Authority (Davenport
   University Project); Series
   2004, Limited Obligation VRD
   RB (LOC-Fifth Third Bank)
   3.44%, 06/01/34 (b)(c)                   A-1+            --         3,400     3,400,000

Michigan (State of) Hospital
   Finance Authority
   (Healthcare Equipment Loan
   Program);
   Series 2006 C,
   VRD RB (LOC-Fifth Third Bank)
   3.24%, 12/01/32(b)(c)                    A-1+            --         4,000     4,000,000
   Series 2007 C,

   VRD RB (LOC-Fifth Third Bank)
   3.24%, 12/01/32(b)(c)                    A-1+            --         2,500     2,500,000
   Michigan (State of) Hospital
   Finance Authority (Oaklawn
   Hospital); Series 2006,
   Hospital Refunding VRD
   RB (LOC-Bank of America, N.A.)
   3.48%, 11/01/37 (b)(c)                   A-1+            --       36,700    36,700,000

Michigan (State of) Municipal
   Bond Authority; Series 2007
   B-2, RB (LOC-Bank of Nova
   Scotia)
   4.50%, 08/20/08 (b)(h)                  SP-1+            --         5,000     5,025,038

Michigan (State of) Strategic
   Fund (YMCA of Metropolitan
   Detroit Project); Series
   2001, VRD RB (LOC-JPMorgan
   Chase Bank, N.A.)
   3.47%, 05/01/31 (b)(c)                   A-1+            --           600       600,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                                 PRINCIPAL
                                            RATINGS(a)             AMOUNT
                                         S&P         MOODY'S       (000)          VALUE
                                     -----------   -----------   -----------   -----------
MICHIGAN-(CONTINUED)

Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Detroit (City
   of) Water Supply System);
   Series 2006-1683 A, Sr. Lien
   RB (Acquired 11/05/07;
   Cost $2,800,000)
   3.50%, 07/01/25 (c)(e)(f)                 A-1            --   $     2,800   $ 2,800,000

Morgan Stanley & Co. Inc. Trust
   Floater Ctfs. (Michigan
   (State of) Hospital Finance
   Authority); Series
   2006-1645, Refunding VRD RB
   (Acquired 05/14/07;
   Cost $7,050,000)
   3.50%, 11/15/36 (c)(e)(f)                 A-1            --         7,050     7,050,000

Oakland (County of) Economic
   Development Corp. (Rochester
   College Project); Series
   2001, Limited Obligation VRD
   RB (LOC-JPMorgan Chase Bank,
   N.A.)
   3.47%, 08/01/21 (b)(c)(i)                  --         VMIG1         1,964     1,964,000

University of Michigan Board of
   Regents; Series 2007 B,
   Hospital VRD RB
   3.45%, 12/01/37 (c)                      A-1+         VMIG1        11,500    11,500,000
   Wachovia MERLOTs (Detroit (City
   of) Water Supply System);
   Series 2000 D, VRD RB
   (Acquired 01/21/00; Cost
   $18,995,000) 3.50%,
   07/01/29 (c)(e)(f)                         --         VMIG1       18,995    18,995,000

Wachovia MERLOTs (Michigan
   (State of) Hospital Finance
   Authority); Series 1997 X,
   VRD RB  (Acquired
   12/12/03; Cost
   $15,000,000) 3.50%,
   08/15/24 (c)(e)(f)                         --         VMIG1        15,000    15,000,000
                                     -----------   -----------   -----------   -----------
                                                                               148,234,038
                                                                               ===========

MINNESOTA - 1.04%

Cohasset (City of) (Minnesota
   Power & Light Company
   Project); Series 1997 C,
   Refunding VRD RB (LOC-Bank of
   America, N.A.)
   3.53%, 06/01/13 (b)(c)                   A-1+            --         1,250     1,250,000

JPMorgan PUTTERs (Minnesota
   (State of) Public Facilities
   Authority); Series 2002-319,
   VRD Drinking Water COP
   (Acquired 07/31/03; Cost
   $13,835,000) 3.50%,
   03/01/21 (c)(e)(f)(j)                    A-1+            --   $    13,835   $13,835,000

Minneapolis (City of) Health
   Care System (Fairview Health
   Services); Series 2005 C,
   VRD RB (INS-MBIA Insurance
   Corp.)
   3.47%, 11/15/26 (c)(d)                   A-1+         VMIG1         4,395     4,395,000

Minnesota (State of) Higher
   Education Facilities
   Authority (Gustavus Adolphus
   College); Series 2004
   Five-X, VRD RB (LOC-Allied
   Irish Banks PLC)
   3.45%, 10/01/34 (b)(c)(h)                  --         VMIG1         7,400     7,400,000

Minnesota (State of) Higher
   Education Facilities
   Authority (University of St
   Thomas); Series 2004 Five-Z,
   VRD RB (LOC-U.S. Bank, N.A.)
   3.45%, 10/01/29 (b)(c)                     --         VMIG1         6,600     6,600,000
                                     -----------   -----------   -----------   -----------
                                                                                33,480,000
                                                                               ===========

MISSISSIPPI - 2.55%

Jackson (County of)
   Water System; Series 1994,
   Refunding Unlimited Tax VRD GO
   (CEP-Chevron Corp.)
   3.70%, 11/01/24 (c)                        --         VMIG1        12,840    12,840,000

Medical Center Educational
   Building Corp. (The
   University of Mississippi
   Medical Center Pediatric and
   Research Facilities
   Project); Series 2004, VRD
   RB (INS-Ambac Assurance
   Corp.)
   3.48%, 06/01/34 (c)(d)                   A-1+            --        13,435    13,435,000

Mississippi (State of) Business
   Finance Corp. (CPX Gulfport
   ES OPAG, LLC Project);
   Series 2007 A, VRD RB
   (LOC-Wachovia Bank N.A.)
   3.47%, 04/01/37 (b)(c)                     --         VMIG1         5,000     5,000,000

Mississippi (State of) Business
   Finance Corp. (CPX Gulfport
   OPAG, LLC Project); Series
   2007 A, VRD RB (LOC-Wachovia
   Bank, N.A.)
   3.47%, 04/01/37 (b)(c)                     --         VMIG1        12,435    12,435,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
MISSISSIPPI - (CONTINUED)

Mississippi (State of)
  Business Finance
  Corp. (DDR Gulfport
  Promenade LLC
  Project); Series
  2007, VRD RB
  (LOC-Regions Bank)
  3.50%, 12/01/32
  (b)(c)                              --        VMIG1    $         7,000    $     7,000,000

Mississippi (State of)
  Business Finance
  Corp. (Gulf Shrimp,
  LLC Project); Series
  2007, VRD RB
  (LOC-Regions Bank)
  3.45%, 06/01/27
  (b)(c)                             A-1           --             15,000         15,000,000

Mississippi (State of)
  Hospital Equipment
  and Facilities
  Authority (Grenada
  Lake Medical Center
  Project); Series
  2007, VRD RB
  (LOC-Regions Bank)
  3.45%, 08/01/34
  (b)(c)                              --        VMIG1             13,380         13,380,000

Reset Option Ctfs
  Trust II-R
  (Mississippi (State
  of)); Series 10152,
  VRD GO (Acquired
  08/30/07; Cost
  $2,985,000)
  3.55%, 11/01/22
  (c)(e)(f)                         A-1+           --              2,985          2,985,000
                               ---------    ---------    ---------------    ---------------
                                                                                 82,075,000
                                                                            ===============

MISSOURI - 2.86%

ABN AMRO Munitops
  Ctfs. Trust
  (Springfield (City
  of) School District
  R-12); Series
  2006-31, Non-AMT
  Unlimited VRD GO
  (Acquired 04/26/07;
  Cost $12,995,000)
  3.49%, 03/01/14
  (c)(e)(f)(g)                        --           --             12,995         12,995,000

Hannibal (City of)
  Industrial
  Development
  Authority (Hannibal
  Regional Hospital);
  Series 2007, VRD RB
  (LOC-Bank of
  America, N.A.)
  3.52%, 08/01/27
  (b)(c)                            A-1+           --              8,000          8,000,000

Missouri (State of)
  Development Finance
  Board (Missouri
  Association of
  Municipal Utilities
  Lease Financing
  Program); Series
  2005 A, Commercial
  Paper RN (LOC-US
  Bank, N.A.)
  3.65%, 01/15/08 (b)                 --          P-1             16,000         16,000,000

Missouri (State of)
  Health & Educational
  Facilities Authority
  (Missouri Health
  System Project
  Pooled Hospital);
  Series 1999 B,
  Health Facilities
  VRD RB (LOC-KBC Bank
  N.V.)
  3.44%, 08/01/29
  (b)(c)(h)                         A-1+           --              6,190          6,190,000

Missouri (State of)
  Health and
  Educational
  Facilities Authority
  (SSM Health Care);
  Series 2005 C-4,
  Health Facilities
  VRD RB
  (INS-Financial
  Security Assurance
  Inc.) 3.47%, 06/01/33
  (c)(d)                            A-1+           --              9,500          9,500,000

Morgan Stanley & Co.
  Incorporated Trust
  (underlying collateral
  of the Metropolitan St
  Louis Sewer District
  Wastewater System
  Revenue Bonds, Series
  2006C); Series 2006-2076,
  Floater Certificates
  (INS-MBIA Insurance
  Corp.) (Acquired
  11/28/07; Cost
  $17,550,000)
  3.50%, 05/01/36
  (c)(d)(e)(f)                        --        VMIG1             17,550         17,550,000

St. Charles (County
  of) Industrial
  Development
  Authority
  (Westchester Village
  Apartments Project);
  Series 2006, Multi
  Family Housing
  Refunding VRD RB
  (CEP-Federal
  National Mortgage
  Association)
  3.49%, 04/15/27 (c)               A-1+           --              5,600          5,600,000

St. Louis (County of)
  Industrial
  Development
  Authority (Sugar
  Pines Apartments
  Project); Series
  2006, Multi Family
  Housing Refunding
  VRD RB (CEP-Federal
  National Mortgage
  Association)
  3.49%, 04/15/27 (c)               A-1+           --              9,170          9,170,000

St. Louis (County of)
  Industrial
  Development
  Authority (Westport
  Station Apartments);
  Series 2006,
  Refunding
  Multi-Family Housing
  VRD IDR (CEP-Federal
  National Mortgage
  Association)
  3.49%, 04/15/27 (c)               A-1+           --              4,970          4,970,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
MISSOURI - (CONTINUED)

St. Louis (County of)
  Industrial
  Development
  Authority (Whitfield
  School Inc.); Series
  2004 B, Educational
  Facilities Refunding
  VRD IDR (LOC-U.S
  Bank, N.A.)
  3.47%, 06/15/24
  (b)(c)                            A-1+           --    $         2,055    $     2,055,000
                               ---------    ---------    ---------------    ---------------
                                                                                 92,030,000
                                                                            ===============

MONTANA - 0.40%

Montana (State of)
  Facility Finance
  Authority (Mission
  Ridge Project);
  Series 2002, VRD RB
  (LOC-Bank of
  America, N.A.)
  3.44%, 08/01/27
  (b)(c)(g)(i)                        --           --             12,775         12,775,000

NEBRASKA - 1.33%

ABN AMRO Munitops
  Ctfs. Trust (Omaha
  (City of) Public
  Power District);
  Series 2006-65,
  Non-AMT VRD RB
  (Acquired
  04/12/07; Cost
  $10,000,000)
  3.50%, 02/01/15
  (c)(e)(f)(g)                        --           --             10,000         10,000,000

  Series 2007-45,
  Non-AMT VRD RB
  (Acquired 04/19/07;
  Cost $22,500,000)
  3.49%, 08/01/13
  (c)(e)(f)(g)                        --           --             22,500         22,500,000

JPMorgan PUTTERs
  (Nebraska (State of)
  Public Power
  District); Series
  2006-1609, VRD RB
  (Acquired 11/01/07;
  Cost $5,635,000)
  3.51%, 01/01/13
  (c)(e)(f)                         A-1+           --              5,635          5,635,000

Lancaster (County of)
  Hospital Authority
  No. 1 (Bryan
  Memorial Hospital
  Project); Series
  1996, Hospital
  Refunding VRD RB
  (INS-MBIA Insurance
  Corp.) 3.47%, 06/01/12
  (c)(d)                             A-1        VMIG1              4,785          4,785,000
                               ---------    ---------    ---------------    ---------------
                                                                                 42,920,000
                                                                            ===============

NEVADA - 0.71%

ABN AMRO Munitops
  Ctfs. Trust
  (Henderson (City
  of)) Series 2004-43,
  Multi-State Non-AMT
  VRD GO Ctfs
  (Acquired 03/28/06;
  Cost $6,500,000)
  3.49%, 12/01/12
  (c)(e)(f)                           --        VMIG1              6,500          6,500,000

ABN AMRO Munitops
  Ctfs. Trust (Washoe
  (County of)); Series
  2001-24, Refunding
  VRD Limited Tax
  Single Asset Trust
  Ctfs. (Acquired
  06/21/01; Cost
  $6,500,000)
  3.49%, 07/01/09
  (c)(e)(f)                           --        VMIG1              6,500          6,500,000

Las Vegas (City of)
  Convention and
  Visitors Authority;
  Series 2006 A,
  Nevada Revenue
  Commercial Paper
  Notes (Multi
  LOC's-Bank of Nova
  Scotia, Fortis Bank
  N.V./S.A., State
  Street Bank & Trust
  Co.) 3.53%, 01/15/08
  (b)(h)                            A-1+           --             10,000         10,000,000
                               ---------    ---------    ---------------    ---------------
                                                                                 23,000,000
                                                                            ===============

NEW HAMPSHIRE - 0.41%

New Hampshire (State
  of) Business Finance
  Authority (The Mark
  H. Wentworth Home
  for Chronic Invalids
  Issue); Series 2006,
  VRD RB
  (LOC-Toronto-Dominion
  Bank) 3.48%, 12/01/36
  (b)(c)(h)                         A-1+           --              8,890          8,890,000

New Hampshire (State
  of) Housing Finance
  Authority (EQR-Bond
  Partnership-Mancheste
  Project); Series
  1996, Multi-Family
  Housing VRD RB
  (CEP-Federal
  National Mortgage
  Association)
  3.40%, 09/15/26 (c)                 --        VMIG1              4,300          4,300,000
                               ---------    ---------    ---------------    ---------------
                                                                                 13,190,000
                                                                            ===============

NEW JERSEY - 0.16%

Wachovia MERLOTs (New
  Jersey (State of)
  Transportation Trust
  Fund Authority);
  Series 2002 A-05,
  VRD RB
  (Acquired 08/15/07;
  Cost $5,205,000)
  3.50%, 12/15/18
  (c)(e)(f)                           --        VMIG1              5,205          5,205,000

NEW MEXICO - 0.76%

New Mexico (State of)
  Highway Commission;
  Series 2001 A, Sr
  Sub. Lien Tax
  Highway RB
  5.00%, 06/15/08                    AAA          Aa2              9,335          9,388,295

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
NEW MEXICO - (CONTINUED)

New Mexico (State of)
  Hospital Equipment
  Loan Council
  (Dialysis Clinic,
  Inc. Project);
  Series 2000, VRD RB
  (LOC-SunTrust Bank)
  3.45%, 07/01/25
  (b)(c)                              --        VMIG1    $         5,000    $     5,000,000

New Mexico (State of);
  Series 2007, TRAN
  4.50%, 06/30/08                  SP-1+         MIG1             10,000         10,037,145
                               ---------    ---------    ---------------    ---------------
                                                                                 24,425,440
                                                                            ===============

NEW YORK - 0.95%

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (New York
  (State of)
  Metropolitan
  Transportation
  Authority); Series
  2006-2100 A, VRD RB
  (Acquired 10/11/07;
  Cost $4,600,000)
  3.48%, 11/15/31
  (c)(e)(f)                          A-1           --              4,600          4,600,000

New York (State of)
  Metropolitan
  Transportation
  Authority; Series
  2007 CP-1, Subseries
  A, Commercial Paper
  BAN (LOC-Royal Bank
  of Scotland)
  3.05%, 06/11/08
  (b)(h)                            A-1+          P-1             20,000         20,000,000

Reset Option Ctfs
  Trust II-R (New York
  (State of) Thruway
  Authority);  Series
  12045 (Acquired 11/15/07;
  Cost $6,000,000)
  3.55%, 01/01/32
  (c)(e)(f)                         A-1+           --              6,000          6,000,000
                               ---------    ---------    ---------------    ---------------
                                                                                 30,600,000
                                                                            ===============

NORTH CAROLINA - 2.90%

Eagle Tax-Exempt Trust
  (North Carolina
  (State of) Capital
  Facilities Finance
  Agency (Duke
  University
  Project)); Series
  2006-0139 A, VRD RB
  (Acquired 11/09/06;
  Cost $3,400,000)
  3.51%, 10/01/41
  (c)(e)(f)                         A-1+           --              3,400          3,400,000

Guilford (County of);
  Series 2005 B, VRD
  GO
  3.48%, 03/01/25 (c)               A-1+        VMIG1             12,500         12,500,000

North Carolina (State
  of) Capital
  Facilities Finance
  Agency (Barton
  College); Series
  2004, Educational
  Facilities VRD RB
  (LOC-Branch Banking
  & Trust Co.)
  3.45%, 07/01/19
  (b)(c)                              --        VMIG1              4,870          4,870,000

North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Greensboro Day School
  Project); Series 2001,
  Educational Facilities
  VRD RB (LOC-Bank of
  America, N.A.)
  3.48%, 07/01/21
  (b)(c)(g)                           --           --              3,455          3,455,000

North Carolina (State
  of) Capital Facilities
  Finance Agency
  (Guilford College);
  Series 2005 B,
  Educational Facilities
  VRD RB (LOC-Branch
  Banking & Trust Co.)
  3.45%, 09/01/35
  (b)(c)                              --        VMIG1              6,800          6,800,000

North Carolina (State
  of) Capital Facilities
  Finance Agency (The
  O'Neal School Project);
  Series 2007, Educational
  Facilities VRD RB
  (LOC-Wachovia Bank,
  N.A.)
  3.50%, 09/01/29 (b)(c)            A-1+           --              2,500          2,500,000

North Carolina (State
  of) Capital
  Facilities Finance
  Agency (the UNCP
  University
  Foundation, LLC
  Project);  Series
  2001 A, Student
  Housing VRD RB
  (LOC-Wachovia Bank,
  N.A.)
  3.48%, 07/01/31
  (b)(c)                              --        VMIG1              2,990          2,990,000

North Carolina (State
  of) Capital
  Facilities Finance
  Agency (Triangle
  Aquatic Center
  Project); Series
  2006, VRD RB
  (LOC-Wachovia Bank,
  N.A.) 3.50%, 08/01/28
  (b)(c)                              --        VMIG1              1,225          1,225,000

North Carolina (State
  of) Capital Facilities
  Finance Agency (Union
  Academy); Series 2007,
  Educational Facilities
  VRD RB (LOC-Wachovia
  Bank, N.A.)
  3.44%, 12/01/29 (b)(c)            A-1+           --              6,175          6,175,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                            PRINCIPAL
                                       RATINGS(a)            AMOUNT
                                   S&P        MOODY'S         (000)               VALUE
                                ---------    ---------    ---------------    ---------------
NORTH CAROLINA - (CONTINUED)

North Carolina (State
  of) Housing Finance
  Agency (Appalachian
  Student Housing
  Corp. Project);
  Series 2000 A-2,
  Student Housing VRD
  RB (LOC-Wachovia
  Bank, N.A.)
  3.55%, 07/01/31
  (b)(c)                               --        VMIG1    $         2,000    $     2,000,000

North Carolina (State
  of) Medical Care
  Commission
  (Deerfield Episcopal
  Retirement
  Community); Series
  2004 C, Health Care
  Facilities Refunding
  1st Mortgage VRD RB
  (LOC-Wells Fargo
  Bank N.A.)
  3.45%, 11/01/27
  (b)(c)                               --        VMIG1              4,550          4,550,000

North Carolina (State
  of) Medical Care
  Commission (Person
  Memorial Hospital);
  Series 2005, Health
  Care Facilities VRD
  RB (LOC-Branch
  Banking & Trust Co.)
  3.45%, 01/01/35
  (b)(c)                               --        VMIG1              4,310          4,310,000

North Carolina (State
  of) Medical Care
  Commission (Westcare
  Health System); Series
  2002 A, Hospital VRD
  RB (LOC-Branch Banking
  & Trust Co.)
  3.45%, 09/01/22 (b)(c)               --        VMIG1              9,400          9,400,000

University of North
  Carolina at Chapel
  Hill Board of
  Governors; Series
  2006 A, Commercial
  Paper Bonds
  3.35%, 02/11/08                    A-1+           --              8,000          8,000,000

  Series 2006 B,
  Commercial Paper
  Bonds
  3.73%, 01/15/08                    A-1+           --             15,500         15,500,000
                                ---------    ---------    ---------------    ---------------
  3.75%, 01/15/08                    A-1+           --              3,300          3,300,000
                                ---------    ---------    ---------------    ---------------
  2.95%, 03/06/08                    A-1+           --              2,500          2,500,000
                                ---------    ---------    ---------------    ---------------
                                                                                  93,475,000
                                                                             ===============

OHIO - 0.82%

ABN AMRO Munitops
  Ctfs. Trust
  (Olentangy Local
  School District);
  Series 2006-04,
  Multi-State Non-AMT
  VRD GO Ctfs
  (Acquired
  02/16/06; Cost
  $2,865,000)
  3.49%, 06/01/14
  (c)(e)(f)                            --        VMIG1              2,865          2,865,000

Cuyahoga (County of)
  (Cleveland Clinic
  Health System Obligated
  Group); Series 2003 B,
  Commercial Paper Notes
  (LOC-Bank of America,
  N.A.)
  3.15%, 03/05/08 (b)                A-1+        VMIG1             11,000         11,000,000

Franklin (County of)
  Health Care
  Facilities (The
  Chelsea at First
  Community Village);
  Series 2005,
  Refunding &
  Improvement VRD RB
  (LOC-KBC Bank N.V.)
  3.44%, 03/01/36
  (b)(c)(h)                          A-1+           --              5,000          5,000,000

Hamilton (County of)
  (St. Xavier High
  School Project);
  Series 2003,
  Economic Development
  VRD RB (LOC-Fifth
  Third Bank)
  3.42%, 04/01/28
  (b)(c)                             A-1+           --              1,100          1,100,000

Marion (County of)
  (Pooled Lease
  Program); Series
  1990, Hospital
  Improvement VRD RB
  (LOC-JPMorgan Chase
  Bank, N.A.)
  3.48%, 08/01/20
  (b)(c)                             A-1+           --              1,310          1,310,000

Ohio (State of);
  Series 2006 C,
  Common Schools VRD
  GO
  3.41%, 06/15/26 (c)                A-1+        VMIG1              5,000          5,000,000
                                ---------    ---------    ---------------    ---------------
                                                                                  26,275,000
                                                                             ===============

OKLAHOMA - 2.23%

Oklahoma (County of)
  Finance Authority
  (Oxford Oaks,
  Watersedge & Gardens
  at Reding Apartments
  Projects); Series
  2000, Refunding
  Multi-Family Housing
  VRD RB (CEP-Federal
  National Mortgage
  Association)
  3.44%, 07/15/30
  (c)(i)                             A-1+           --              8,246          8,246,000

Oklahoma (State of)
  Development Finance
  Authority (Capitol
  Dome Project);
  Series 2001, VRD RB
  (LOC-Bank of
  America, N.A.)
  3.52%, 06/01/11
  (b)(c)                             A-1+           --              1,865          1,865,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
OKLAHOMA - (CONTINUED)

Oklahoma (State of)
  Development Finance
  Authority (Inverness
  Village Project);
  Series 2007 A,
  Continuing Care
  Retirement Community
  Refunding VRD RB
  (LOC-KBC Bank N.V.)
  3.45%, 01/01/42
  (b)(c)(g)(h)                        --           --    $        16,000    $    16,000,000

Oklahoma (State of)
  Water Resources
  Board; Series 1995,
  State Loan Program
  VRD RB
  3.65%, 09/01/24(c)                A-1+           --              5,385          5,385,000

  Series 1997,
  State Loan Project
  VRD RB
  3.65%, 09/01/26(c)                A-1+           --              3,000          3,000,000

  Series 2003 A,
  State Loan Program
  VRD RB
  3.54%, 10/01/36(c)                A-1+           --              7,000          7,000,000

Payne (County of)
  Economic Development
  Authority (Oklahoma
  State University
  Foundation Phase III
  Student Housing, LLC
  Project); Series
  2002, Student
  Housing VRD RB
  (INS-Ambac Assurance
  Corp.)
  3.48%, 07/01/32
  (c)(d)                              --        VMIG1             30,200         30,200,000
                               ---------    ---------    ---------------    ---------------
                                                                                 71,696,000
                                                                            ===============

PENNSYLVANIA - 3.61%

Allegheny (County of)
  Hospital Development
  Authority
  (Presbyterian-Univers
  Hospital); Series
  1988 B-2, Hospital
  Development VRD ACES
  (LOC-JPMorgan Chase
  Bank, N.A.)
  3.42%, 03/01/18
  (b)(c)                              --        VMIG1              4,600          4,600,000

Bethlehem (City of)
  Area School
  District; Series
  2007, Unlimited Tax
  VRD GO
  (INS-Financial
  Security Assurance
  Inc.) 3.45%, 01/01/32
  (c)(d)                            A-1+           --             18,000         18,000,000

Chartiers Valley
  (Community of)
  Industrial &
  Commercial
  Development
  Authority (Asbury
  Villas); Series 2000
  B, VRD IDR
  (LOC-Fifth Third
  Bank) 3.45%, 12/01/30
  (b)(c)                            A-1+           --              8,950          8,950,000

Eagle Tax-Exempt Trust
  (Pennsylvania (State
  of) Public School
  Building Authority);
  Series 2006-0161 A,
  VRD RB (Acquired
  12/27/06; Cost
  $10,000,000)
  3.51%, 06/01/33
  (c)(e)(f)                         A-1+           --             10,000         10,000,000

Emmaus (City of)
  General Authority
  (Bond Pool Program);
  Series 1989 B,
  Subseries B-27,
  Local Government VRD
  RB (LOC-Depfa Bank
  PLC)
  3.50%, 03/01/24
  (b)(c)(h)                          A-1           --             10,000         10,000,000

Harrisburg (City of)
  Authority (The
  School District of
  the City of
  Harrisburg Project);
  Series 2006, School
  VRD RB
  (INS-Financial
  Security Assurance
  Inc.) 3.43%, 12/01/31
  (c)(d)                            A-1+           --              5,700          5,700,000

Lancaster (County of)
  Convention Center
  Authority; Series
  2007, Hotel Room
  Rental Tax RB
  (LOC-Wachovia Bank,
  N.A.)
  3.46%, 03/01/47
  (b)(c)                              --        VMIG1              2,350          2,350,000

Luzerne (County of)
  Industrial
  Development
  Authority (Methodist
  Homes for the Aging
  of the Wyoming
  Conference); Series
  2003, VRD IDR
  (LOC-Bank of New
  York) 3.46%, 02/01/29
  (b)(c)                            A-1+           --              3,000          3,000,000

Montgomery (County of)
  Industrial
  Development
  Authority
  (Philadelphia
  Presbytery Homes,
  Inc. Project);
  Series 2005 A, VRD
  RB (LOC-Wachovia
  Bank, N.A.)
  3.37%, 07/01/35
  (b)(c)                            A-1+        VMIG1             14,740         14,740,000

Nazareth (City of)
  Area School
  District; Series
  2007, VRD GO
  (INS-Financial
  Security Assurance
  Inc.) 3.45%, 02/01/31
  (c)(d)                              --        VMIG1              5,000          5,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
PENNSYLVANIA - (CONTINUED)

Pennsylvania (State
  of) Higher Educational
  Facilities Authority
  (Washington &
  Jefferson
  Development Corp.);
  Series 2005 A, VRD
  RB (LOC-UniCredito
  Italiano S.p.A.)
  3.47%, 11/01/36
  (b)(c)(h)                           --        VMIG1    $         3,000    $     3,000,000

Philadelphia (City of)
  Industrial
  Development
  Authority (Chestnut
  Hill Academy);
  Series 2007, VRD RB
  (LOC-Wachovia Bank,
  N.A.)
  3.45%, 12/01/37
  (b)(c)                              --        VMIG1              2,500          2,500,000

Philadelphia (City of)
  Industrial Development
  Authority
  (Pennsylvania School
  for the Deaf);
  Series 2002, VRD IDR
  (LOC-RBS Citizens
  N.A.)
  3.47%, 11/01/32
  (b)(c)                              --        VMIG1              2,665          2,665,000

Sayre (City of) Health
  Care Facilities
  Authority (VHA of
  Pennsylvania, Inc.
  Capital Asset
  Financing Program);
  Series 1985 C,
  Hospital VRD RB
  (INS-Ambac Assurance
  Corp.) 3.40%, 12/01/20
  (c)(d)                            A-1+           --              3,500          3,500,000

Shippensburg Borough
  (City of) Authority
  (Bethlehem Area
  School District
  Project); Series
  2007, VRD RB
  (INS-Financial
  Security Assurance
  Inc.) 3.45%, 07/01/31
  (c)(d)                            A-1+           --              6,000          6,000,000

Wachovia MERLOTs
  (Scranton &
  Lackawanna Health &
  Welfare Authority);
  Series 2002 A-18,
  VRD RB
  (Acquired 02/15/07;
  Cost $ 3,815,000)
  3.50%, 03/01/15
  (c)(e)(f)                           --        VMIG1              3,815          3,815,000

Washington (County of)
  Hospital Authority
  (The Washington
  Hospital Project);
  Series 2007 A, VRD
  RB (LOC-Wachovia
  Bank N.A.)
  3.80%, 07/01/37
  (b)(c)                              --        VMIG1              7,000          7,000,000

Westmoreland (County
  of) Industrial
  Development
  Authority; Series
  2005 C, Health
  System VRD RB
  (LOC-Wachovia Bank,
  N.A.)
  3.39%, 07/01/27
  (b)(c)                              --        VMIG1              5,235          5,235,000
                               ---------    ---------    ---------------    ---------------
                                                                                116,055,000
                                                                            ===============

Morgan Stanley & Co.
  Inc. Trust Floater
  Ctfs. (South
  Carolina (State of)
  Transportation
  Infrastructure
  Bank); Series
  2001-728, Floating
  Rate Trust Ctfs. VRD
  RB (Acquired
  11/13/02; Cost
  $7,185,000)
  3.50%, 10/01/22
  (c)(e)(f)                           --        VMIG1              7,185          7,185,000

Reset Option Ctfs
  Trust II-R (South
  Carolina (State of)
  Public Service
  Authority);
  Series 12304,
  VRD RB
  (Acquired 11/29/07;
  Cost $5,000,000)
  3.56%,
  01/01/39(c)(e)(f)                 A-1+           --              5,000          5,000,000

  Series 10090,
  VRD RB
  (Acquired 08/30/07;
  Cost $ 8,925,000)
  3.50%, 01/01/22(c)(e)(f)          A-1+           --              8,925          8,925,000

South Carolina (State
  of) Housing Finance
  and Development
  Authority (Runaway
  Bay Apartments
  Project); Series
  2005, Refunding
  Multi-Family Rental
  Housing VRD RB
  (CEP-Federal
  National Mortgage
  Association)
  3.44%, 11/15/35 (c)                 --        VMIG1              4,065          4,065,000

South Carolina (State
  of) Jobs-Economic
  Development
  Authority
  (Presbyterian Home
  of South Carolina
  Project); Series
  2003 A, VRD RB
  (LOC-Wachovia Bank,
  N.A.)
  3.50%, 04/01/20
  (b)(c)                            A-1+           --              4,360          4,360,000
                               ---------    ---------    ---------------    ---------------
                                                                                 29,535,000
                                                                            ===============

TENNESSEE - 6.20%

Blount (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement); Series
  2004 A-9-A, VRD RB
  (INS-Ambac Assurance
  Corp.) 3.47%, 06/01/36
  (c)(d)                              --        VMIG1              6,425          6,425,000

  Series 2002 A-7-B,
  VRD RB (INS-Ambac
  Assurance Corp.)
  3.47%,
  06/01/24(c)(d)                      --        VMIG1              4,045          4,045,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
TENNESSEE - (CONTINUED)

  Series 2002 A-7-D, VRD
  RB (INS-Ambac Assurance
  Corp.)
  3.47%, 06/01/17(c)(d)               --        VMIG1    $         1,500    $     1,500,000

Cookeville (City of)
  Regional Medical
  Center Authority;
  Series 2006, VRD RB
  (LOC-Regions
  Bank) (Acquired 10/03/07;
  Cost $ 32,790,000)
  3.47%, 03/01/36
  (b)(c)(f)                           --        VMIG1             32,790         32,790,000

Johnson City (City of)
  Health & Educational
  Facilities Board
  (Mountain States
  Health Alliance);
  Series 2007 A,
  Hospital VRD RB
  (LOC-Regions Bank)
  2.85%, 07/01/38
  (b)(c)                             A-1        VMIG1             20,000         20,000,000

Knox (County of) The
  Industrial
  Development Board
  (Cherokee Health
  Systems Project);
  Series 2006, VRD IDR
  (LOC-Regions Bank)
  3.46%, 06/01/26
  (b)(c)                              --        VMIG1              6,110          6,110,000

McMinn (County of)
  Industrial
  Development Board
  (Tennessee Wesleyan
  College Project);
  Series 2006, VRD RB
  (LOC-Regions Bank)
  3.46%, 11/01/36
  (b)(c)                              --        VMIG1              4,750          4,750,000

Memphis (City of);
  Series 2000, GO
  5.00%, 04/01/08
  (j)(k)                             NRR          NRR              1,400          1,418,274
                               ---------    ---------    ---------------    ---------------
  5.25%, 04/01/08
  (j)(k)                             NRR          NRR              1,500          1,520,490
                               ---------    ---------    ---------------    ---------------

Nashville (City of) &
  Davidson (County of)
  Metropolitan
  Government
  Industrial
  Development Board
  (YMCA of Middle
  Tennessee Project);
  Series 2007, VRD RB
  (LOC-Bank of
  America, N.A.)
  3.48%, 12/01/27
  (b)(c)                              --        VMIG1              8,940          8,940,000

Reset Option Ctfs
  Trust II-R
  (Chattanooga (City
  of) Industrial
  Development Board);
  Series 12021, Lease
  Rental VRD RB
  (Acquired 11/16/07;
  Cost $17,025,000)
  3.56%, 10/01/27
  (c)(e)(f)                         A-1+           --             17,025         17,025,000

Sevier (County of)
  Public Building
  Authority (Local
  Government Public
  Improvement); Series
  1995 A-1, VRD RB
  (INS-Ambac Assurance
  Corp.)
  3.47%, 06/01/15(c)(d)(i)            --        VMIG1              4,090          4,090,000

  Series 1996 F-1, VRD RB
  (INS-Ambac Assurance
  Corp.)
  3.47%, 06/01/16(c)(d)               --        VMIG1              6,860          6,860,000

  Series 1996 F-2, VRD RB
  (INS-Ambac Assurance
  Corp.)
  3.47%, 06/01/11(c)(d)               --        VMIG1              3,045          3,045,000

  Series 1996 G-1, VRD RB
  (INS-Ambac Assurance
  Corp.)
  3.47%, 06/01/16(c)(d)               --        VMIG1              4,180          4,180,000

  Series 1997 I A-1, VRD
  RB (INS-Ambac Assurance
  Corp.)
  3.47%, 06/01/22(c)(d)               --        VMIG1              5,900          5,900,000

  Series 1997 II F-5, VRD
  RB (INS-Ambac Assurance
  Corp.)
  3.47%, 06/01/27(c)(d)               --        VMIG1              2,095          2,095,000

  Series 1999 II C-1, VRD
  RB (INS-Ambac Assurance
  Corp.)
  3.47%, 06/01/25(c)(d)               --        VMIG1              5,355          5,355,000

  Series 2000 II D-2,
  VRD RB
  (INS-Ambac Assurance
  Corp.) 3.47%, 06/01/30
  (c)(d)                              --        VMIG1              2,500          2,500,000

  Series 2001 II E-1,
  VRD RB
  (INS-Ambac Assurance
  Corp.) 3.47%, 06/01/30
  (c)(d)                              --        VMIG1              6,795          6,795,000

Shelby (County of)
  Health, Educational
  & Housing Facilities
  Board (Memphis
  College of Art
  Project); Series
  2003, VRD RB
  (LOC-Regions Bank)
  3.45%, 08/01/23
  (b)(c)                              --        VMIG1              3,585          3,585,000

Shelby (County of)
  Health, Educational
  & Housing Facilities
  Board (Southern
  College of Optometry
  Project); Series
  2001, VRD RB
  (LOC-Allied Irish
  Banks PLC)
  3.45%, 06/01/26
  (b)(c)(h)                           --        VMIG1              4,900          4,900,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
TENNESSEE - (CONTINUED)

Shelby (County of)
  Health, Educational
  & Housing Facilities
  Board (St. Georges
  Independent School
  Project); Series
  2007, VRD RB
  (LOC-Regions Bank)
  3.45%, 08/01/34
  (b)(c)                              --        VMIG1    $        23,620    $    23,620,000

Tennessee (State of)
  Local Development
  Authority (State
  Loan Programs);
  Series 2007 A, BAN
  5.00%, 06/30/08                  SP-1+         MIG1             22,000         22,137,271
                               ---------    ---------    ---------------    ---------------
                                                                                199,586,035
                                                                            ===============

TEXAS - 15.95%

ABN AMRO Munitops
  Ctfs. Trust (Alamo
  Community College
  District); Series
  2006-85, Non-AMT
  Limited Tax VRD GO
  (Acquired 12/21/06;
  Cost $9,565,000)
  3.49%, 08/15/14
  (c)(e)(f)                           --        VMIG1              9,565          9,565,000

ABN AMRO Munitops
  Ctfs. Trust (Duncanville
  (City of) Independent
  School District); Series
  2006-22, Asset 14
  Non-AMT Unlimited Tax
  VRD GO (Acquired
  05/22/06; Cost
  $11,000,000)
  3.49%, 02/15/14
  (c)(e)(f)(g)                        --           --             11,000         11,000,000

ABN AMRO Munitops
  Ctfs. Trust (Eagle
  Mountain- Saginaw
  Independent School
  District); Series
  2007-11, Single Non-AMT
  School Building
  Unlimited Tax VRD GO
  (Acquired 01/29/07; Cost
  $7,995,000)
  3.49%, 08/15/13
  (c)(e)(f)                           --        VMIG1              7,995          7,995,000

ABN AMRO Munitops
  Ctfs. Trust (Edinburg
  (City of) Consolidated
  Independent School
  District); Series
  2005-47, Single Non-AMT
  Unlimited Tax VRD GO
  (Acquired 04/27/06; Cost
  $10,945,000)
  3.49%, 02/15/13
  (c)(e)(f)(g)                        --           --             10,945         10,945,000

ABN AMRO Munitops
  Ctfs. Trust (Harris
  (County of) Toll Road);
  Series 2006 -64 A,
  Sr. Lien Non-AMT VRD RB
  (Acquired
  10/16/06; Cost
  $9,750,000)
  3.49%, 08/15/30
  (c)(e)(f)(g)                        --           --              9,750          9,750,000

ABN AMRO Munitops
  Ctfs. Trust (Leander
  (City of)
  Independent School
  District); Series
  2002-16, Multi-State
  Non-AMT Unlimited
  Tax VRD Ctfs
  (Acquired 08/20/03;
  Cost $5,395,000)
  3.49%, 08/15/10
  (c)(e)(f)                           --        VMIG1              5,395          5,395,000

ABN AMRO Munitops II
  Ctfs. Trust (Houston
  (City of) Independent
  School District);
  Series 2007-32, Limited
  Tax VRD RB (CEP-Texas
  Permanent School Fund)
  (Acquired 08/02/07;
  Cost $ 9,785,000)
  3.49%, 02/15/22
  (c)(e)(f)(g)                        --           --              9,785          9,785,000

ABN AMRO Munitops II
  Ctfs. Trust (Marble Falls
  (City of) Independent
  School District); Series
  2007-31, School Building
  Unlimited Tax VRD GO
  (CEP-Texas Permanent
  School Fund)
  (Acquired 07/30/07;
  Cost $ 10,215,000)
  3.49%, 08/15/14
  (c)(e)(f)(g)                        --           --             10,215         10,215,000

Aldine (City of)
  Independent School
  District; Series
  2003, School
  Building Unlimited
  Tax VRD GO
  (CEP-Texas Permanent
  School Fund)
  3.75%, 06/15/28 (c)               A-1+        VMIG1              7,000          7,000,000

Alief Independent
  School District
  Series 2003,
  Refunding Unlimited
  Tax GO (CEP-Texas
  Permanent School
  Fund)
  5.00%, 02/15/08                    AAA          Aaa              2,105          2,108,209

Arlington (State of);
  Series 2005 A,
  Commercial Paper
  Notes GO
  3.55%, 02/13/08                   A-1+           --              6,500          6,500,000

Brazoria (County of)
  Health Facilities
  Development Corp.
  (Brazosport Memorial
  Hospital); Series
  1999, Hospital VRD
  RB (JPMorgan Chase
  Bank, N.A.)
  3.47%, 07/01/13
  (b)(c)                              --        VMIG1              7,100          7,100,000

Eagle Tax-Exempt Trust
  (Harris (County of)
  Toll Road); Series
  2002-6012 A, VRD COP
  (Acquired 11/20/02;
  Cost $1,580,000)
  3.51%, 08/15/30
  (c)(e)(f)                         A-1+           --              1,580          1,580,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
TEXAS - (CONTINUED)

Eagle Tax-Exempt Trust
  (Houston (City of)
  Water & Sewer);
  Series 2002-6019  A,
  VRD COP (Acquired
  11/13/02; Cost
  $8,910,000)
  3.51%, 12/01/30
  (c)(e)(f)                         A-1+           --    $         8,910    $     8,910,000

Garland (City of)
  Industrial
  Development
  Authority, Inc.
  (Carroll Co.
  Project); Series
  1984, VRD IDR
  (LOC-Wells Fargo
  Bank, N.A.)
  (Acquired 12/31/07;
  Cost $800,000)
  3.47%, 12/01/14
  (b)(c)(f)                           --          Aaa                800            800,000

Grand Prairie (City
  of) Housing Finance Corp.
  (Lincoln Property Co.);
  Series 1993, Refunding
  Multi-Family Housing
  VRD RB (CEP-General
  Electric Corp.)
  3.45%, 06/01/10 (c)               A-1+           --              2,700          2,700,000

Harris (County of)
  Health Facilities
  Development Corp.
  (The Methodist
  Hospital System);
  Series 2006 A,
  Refunding Hospital
  RB
  3.42%, 12/01/32 (c)               A-1+           --             75,000         75,000,000

Harris (County of);
  Series 2007, TAN
  4.00%, 02/29/08                  SP-1+         MIG1             10,000         10,005,335

Harrison (County of)
  Health Facilities
  Development Corp.
  (Marshall Regional
  Medical Center
  Project); Series
  2006, Hospital VRD
  RB (LOC-Regions Bank)
  3.46%, 04/01/26
  (b)(c)                              --        VMIG1             11,400         11,400,000

Hockley (County of)
  Industrial
  Development Corp.
  (AMOCO Project);
  Series 1983,
  VRD PCR
  3.70%, 03/01/14(c)(h)             A-1+           --             15,000         15,000,000

  Series 1985,
  VRD PCR
  3.40%,
  11/01/19(c)(h)                    A-1+          P-1             10,640         10,640,000

Houston (City of)
  Higher Education
  Finance Corp.
  (Houston Baptist
  University); Series
  2000, Higher
  Education Refunding
  VRD RB (LOC-JPMorgan
  Chase Bank, N.A.)
  3.47%, 07/01/20
  (b)(c)(g)                           --           --              3,300          3,300,000

JPMorgan PUTTERs
  (Alamo Heights (City
  of) Independent
  School District);
  Series 2005-980,
  Unlimited Tax VRD GO
  (Acquired
  08/28/06; Cost
  $6,400,000)
  3.50%, 02/01/12
  (c)(e)(f)                           --        VMIG1              6,400          6,400,000

JPMorgan PUTTERs
  (Bexar (County of));
  Series 2004-530,
  Limited Tax VRD GO
  (Acquired 10/28/04;
  Cost $ 4,565,000)
  3.51%, 06/15/12
  (c)(e)(f)                           --        VMIG1              4,565          4,565,000

JPMorgan PUTTERs
  (Brownsville (City
  Of)); Series
  2005-1038, Unlimited
  Tax VRD GO (Acquired
  07/21/06; Cost
  $ 6,660,000)
  3.51%, 02/15/13
  (c)(e)(f)                         A-1+           --              6,660          6,660,000

JPMorgan PUTTERs
  (Nueces River
  Authority); Series
  2006-1412, VRD RB
  (Acquired 07/09/06;
  Cost $ 1,950,000)
  3.51%, 07/15/13
  (c)(e)(f)                         A-1+           --              1,950          1,950,000

JPMorgan PUTTERs
  (Texas Tech
  University System);
  Series 2006-1373,
  VRD RB (Acquired
  07/21/06; Cost
  $5,175,000)
  3.50%, 02/15/14
  (c)(e)(f)                         A-1+           --              5,175          5,175,000

Katy (City of)
  Independent School
  District; Series
  2007 D, School
  Building Unlimited
  Tax GO (CEP-Texas
  Permanent School
  Fund)
  5.00%, 02/15/08                    AAA          Aaa              9,580          9,594,299

Merrill Lynch P-Floats
  (Brazosport (City
  of) Independent
  School District);
  Series 2003 PT-1690,
  Refunding Unlimited
  Tax VRD GO (Acquired
  02/20/03; Cost
  $4,810,000)
  3.59%, 08/15/10
  (c)(e)(f)                           --        VMIG1              4,810          4,810,000

Merrill Lynch P-Floats
  (Lamar Consolidated
  Independent School
  District); Series
  2005 PT-2860,
  Unlimited Tax VRD GO
  (Acquired 09/09/05;
  Cost $9,670,000)
  3.59%, 02/15/25
  (c)(e)(f)                         A-1+           --              9,670          9,670,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
TEXAS - (CONTINUED)

Morgan Stanley & Co.
  Inc. Trust (Dallas
  Area Rapid Transit);
  Series 2006-2117,
  Floater Certificates
  (Acquired 11/05/07;
  Cost $7,770,000)
  3.50%, 12/01/36 (c)(e)(f)           --        VMIG1    $         7,770    $     7,770,000

Morgan Stanley & Co.
  Inc. Trust Floater Ctfs
  (North East Independent
  School District); Series
  2006-1668, Refunding
  Unlimited Tax VRD GO
  (Acquired 04/19/07;
  Cost $ 14,830,000)
  3.49%, 02/01/27
  (c)(e)(f)                           --        VMIG1             14,830         14,830,000

Morgan Stanley & Co.
  Inc. Trust Floater Ctfs
  (Texas Transportation
  Commission State Highway
  Fund);
  Series 2006-2033 A, First
  Tier VRD RB
  (Acquired 08/22/07;
  Cost $17,561,500)
  3.50%, 04/01/16
  (c)(e)(f)                         A-1+           --             17,562         17,561,500

Northside Independent
  School District;
  Series 2006 A, VRD
  RB Unlimited Tax
  Refunding (CEP-Texas
  Permanent School
  Fund)
  3.75%, 08/01/33 (c)                 --        VMIG1              5,000          5,000,000

Red River (City of)
  Educational Finance
  Corp. (The Parish
  Day School of the
  Episcopal Church of
  the Transfiguration
  Project); Series
  2001 A, Educational
  VRD RB (LOC-Allied
  Irish Bank)
  3.46%, 12/01/31
  (b)(c)(h)                           --        VMIG1              2,470          2,470,000

Reset Option Ctfs
  Trust II-R (Dallas
  (City of) Waterworks
  & Sewer System);
  Series 12044,
  Refunding &
  Improvement VRD RB
  (Acquired 11/15/07;
  Cost $22,290,000)
  3.56%, 10/01/35
  (c)(e)(f)                         A-1+           --             22,290         22,290,000

Reset Option Ctfs
  Trust II-R (Houston
  (City of) Airport
  System); Series
  12022, Sub.-Lien VRD
  RB (Acquired
  11/15/07; Cost
  $13,520,000)
  3.56%, 07/01/28
  (c)(e)(f)                         A-1+           --             13,520         13,520,000

San Antonio (City of)
  Water System; Series
  2005 A, Commercial
  Paper Notes
  3.25%, 03/10/08                   A-1+          P-1             15,850         15,850,000

San Gabriel (City of)
  Health Facilities
  Development Corp.
  (YMCA of Greater
  Williamson County
  Project); Series
  2005, VRD RB
  (LOC-JPMorgan Chase
  Bank, N.A.)
  3.46%, 04/01/26
  (b)(c)                              --        VMIG1              4,015          4,015,000

Texas (State of)
  Department of
  Housing and
  Community Affairs
  (NHP Foundation-Asmara
  Affordable Housing
  Inc. Project);
  Series 2003, Refunding
  Multi-Family Housing
  VRD RB (CEP-Federal
  Home Loan Mortgage
  Corp.)
  3.43%, 07/01/33 (c)               A-1+           --              5,860          5,860,000

Texas (State of)
  Public Finance
  Authority; Series
  2002 A, Commercial
  Paper Notes GO
  2.75%, 02/06/08                   A-1+          P-1              6,500          6,500,000

Texas (State of)
  Turnpike Authority
  (Central Texas
  Turnpike System);
  Series 2002, Second
  Tier BAN
  5.00%, 06/01/08                     AA          Aa3             10,000         10,052,671

Texas (State of);
  Series 2007, TRAN
  4.50%, 08/28/08                  SP-1+         MIG1              5,000          5,041,098

Travis (County of)
  Housing Finance
  Corp. (The College
  Houses Project);
  Series 2006, Student
  Housing VRD RB
  (LOC-Wachovia Bank,
  N.A.)

  3.43%, 12/01/36
  (b)(c)                            A-1+           --              5,425          5,425,000

Tyler (City of)
  Independent School
  District; Series
  2006 A, School
  Building Unlimited
  Tax VRD RB
  (CEP-Texas Permanent
  School Fund)
  3.43%, 02/15/25 (c)               A-1+           --             12,300         12,300,000

University of Texas
  Board of Regents
  Series 2006 A,
  Permanent University
  Fund Refunding RB
  5.00%, 07/01/08                    AAA          Aaa             10,680         10,774,956

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
TEXAS - (CONTINUED)

University of Texas
  Board of Regents
  (Revenue Financing
  System); Series 2007 A,
  Commercial Paper
  Notes
  2.80%, 06/06/08                   A-1+          P-1    $        24,672    $    24,672,000
                               ---------    ---------    ---------------    ---------------
  3.20%, 04/15/08                   A-1+          P-1              9,044          9,044,000
                               ---------    ---------    ---------------    ---------------
Wachovia MERLOTs
  (Harris (County of)
  Toll Road); Series
  2003-B16, VRD RB
  (Acquired 02/19/03;
  Cost $16,000,000)
  3.50%, 08/15/25
  (c)(e)(f)                           --        VMIG1             16,000         16,000,000

Wachovia MERLOTs
  (University of Texas
  Board of Regents);
  Series 2003-B14,
  Refunding VRD RB
  (Acquired 01/29/03;
  Cost $7,960,000)
  3.50%, 08/15/22
  (c)(e)(f)                           --        VMIG1              7,960          7,960,000

Wachovia MERLOTs
  (University of Texas
  Board of Regents);
  Series 2007 C82, VRD
  RB (Acquired
  09/05/07; Cost
  $10,705,000)
  3.80%, 07/01/21
  (c)(e)(f)                         A-1+           --             10,705         10,705,000
                               ---------    ---------    ---------------    ---------------
                                                                                513,159,068
                                                                            ===============

UTAH - 0.60%

Duchesne School District
  (Municipal Building
  Authority); Series 2005,
  Lease VRD RB (LOC-U.S
  Bank, N.A.)
  3.47%, 06/01/21
  (b)(c)                            A-1+           --                900            900,000

Intermountain Power
  Agency; Series 1985
  E, Refunding Sub.
  VRD RB (INS-Ambac
  Assurance Corp.)
  3.50%, 07/01/14
  (c)(d)                             A-1        VMIG1             15,000         15,000,000

Sanpete (County of)
  School Facility
  (Wasatch Academy);
  Series 2003,
  Multi-Mode VRD RB
  (LOC-U.S. Bank, N.A.)
  3.47%, 08/01/28
  (b)(c)                            A-1+           --                800            800,000

University of Utah
  Board of Regents;
  Series 1998,
  Hospital RB
  5.25%, 08/01/08
  (j)(k)                             NRR          NRR              2,570          2,617,085
                               ---------    ---------    ---------------    ---------------
                                                                                 19,317,085
                                                                            ===============

Vermont (State of)
  Educational & Health
  Buildings Financing
  Agency (VHA of New
  England Capital Asset
  Financing Program);
  Series 1985 E, Hospital
  VRD RB (INS-Ambac
  Assurance Corp.)
  3.40%, 12/01/25
  (c)(d)                            A-1+           --              4,900          4,900,000

Vermont (State of)
  Industrial
  Development
  Authority (Central
  Vermont Public
  Service Corp.);
  Series 1984,
  Hydroelectric VRD
  IDR (LOC-RBS
  Citizens N.A.)
  3.05%, 12/01/13
  (b)(c)                            A-1+           --              3,200          3,200,000

Vermont (State of)
  Student Assistance
  Corp.; Series 1985
  A, Student Loan VRD
  RB (LOC-State Street
  Bank & Trust Co.)
  3.55%, 01/01/08
  (b)(c)                              --        VMIG1                  5              5,000
                               ---------    ---------    ---------------    ---------------
                                                                                  8,105,000
                                                                            ===============

VIRGINIA - 0.26%

Fairfax (County of)
  Economic Development
  Authority
  (Government Center
  Properties); Series
  2003, Refunding
  Lease RB
  5.00%, 05/15/08                    AA+          Aa1              4,495          4,515,617

Spotsylvania (County
  of) Economic
  Development
  Authority (Civil War
  Preservation Trust
  Project); Series
  2007, VRD RB
  (LOC-SunTrust Bank)
  3.44%, 04/01/27
  (b)(c)                            A-1+           --              4,000          4,000,000
                               ---------    ---------    ---------------    ---------------
                                                                                  8,515,617
                                                                            ===============

WASHINGTON - 3.45%

ABN AMRO Munitops Ctfs
  Trust (Eatonville School
  District #404); Series
  2006-42, Non-AMT
  Unlimited Tax VRD GO
  (Acquired 06/22/06;
  Cost $8,745,000) 3.49%,
  12/01/14
  (c)(e)(f)(g)                        --           --              8,745          8,745,000

ABN AMRO Munitops
  Ctfs. Trust (Seattle
  (City of) Municipal Light
  & Power); Series 2002-12,
  Multi-State Non-AMT VRD
  Ctfs. (Acquired 05/25/04;
  Cost $9,755,000)
  3.49%, 03/01/09
  (c)(e)(f)                           --        VMIG1              9,755          9,755,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
WASHINGTON - (CONTINUED)

ABN AMRO Munitops
  Ctfs. Trust (Seattle
  (City of)); Series
  2003-7, Multi-State
  Non-AMT VRD GO Ctfs
  (Acquired 05/13/03;
  Cost $10,685,000)
  3.49%, 07/01/10
  (c)(e)(f)(g)                        --           --    $        10,685    $    10,685,000

ABN AMRO Munitops
  Ctfs. Trust (Skagit
  (County of) Public
  Hospital District No. 1);
  Series 2004-37,
  Multi-State Non-AMT VRD
  Ctfs
  (Acquired 04/08/05;
  Cost $8,235,000)
  3.49%, 12/01/12
  (c)(e)(f)                           --        VMIG1              8,235          8,235,000

JPMorgan PUTTERs
  (Washington (State
  of));
  Series 2004-593,
  Unlimited Tax VRD GO
  (Acquired 06/11/07;
  Cost $3,585,000)
  3.51%, 07/01/12(c)(e)(f)            --        VMIG1              3,585          3,585,000

  Series 2006-1346,
  Unlimited Tax VRD GO
  (Acquired 05/24/06;
  Cost $4,370,000)
  3.51%, 01/01/13(c)(e)(f)          A-1+           --              4,370          4,370,000

King (County of)
  Economic Enterprise
  Corp. (Puget Sound
  Blood Center
  Project); Series
  1998, VRD RB
  (LOC-U.S. Bank, N.A.)
  3.55%, 04/01/23
  (b)(c)                              --        VMIG1              4,400          4,400,000

Lake Tapps Parkway
  Properties;
  Series 1999 A,
  Special Revenue VRD
  RB (LOC-U.S. Bank,
  N.A.)
  3.53%, 12/01/19(b)(c)(i)            --        VMIG1             10,922         10,922,000

  Series 1999 B,
  Special Revenue VRD
  RB (LOC-U.S. Bank,
  N.A.)
  3.53%, 12/01/19(b)(c)               --        VMIG1              2,100          2,100,000

Reset Option Ctfs
  Trust II-R (Seattle
  (Port of)); Series
  638, VRD RB
  (Acquired 09/27/06;
  Cost $10,640,000)
  3.50%, 12/01/23
  (c)(e)(f)(h)                        --        VMIG1             10,640         10,640,000

Seattle (City of)
  Housing Authority
  (Bayview Manor Project);
  Series 1994 B, Low Income
  Housing Assistance VRD
  RB (LOC-U.S. Bank, N.A.)
  3.55%, 05/01/19
  (b)(c)                            A-1+           --              2,365          2,365,000

WASHINGTON - (CONTINUED)

Seattle (Port of)
  Industrial
  Development Corp.
  (Sysco Food Services
  of Seattle, Inc.
  Project); Series
  1994, Refunding VRD
  IDR
  3.53%, 11/01/25
  (c)(i)                            A-1+        VMIG1              7,279          7,279,000

Washington (State of)
  Health Care
  Facilities Authority
  (Swedish Health
  Services); Series
  2006, VRD RB
  (LOC-Citibank N.A.)
  (Acquired 11/28/07;
  Cost $19,000,000)
  3.56%, 11/15/26
  (b)(c)(f)(i)                      A-1+        VMIG1             19,000         19,000,000

Washington (State of)
  Higher Education
  Facilities Authority
  (Cornish College of
  the Arts Project);
  Series 2003 A, VRD
  RB (LOC-Bank of
  America, N.A.)
  3.53%, 12/01/33
  (b)(c)                              --        VMIG1              5,000          5,000,000

Washington (State of)
  Housing Finance
  Commission
  (Riverview
  Retirement Community
  Project); Series
  1997, Elderly
  Housing VRD RB
  (LOC-U.S. Bank, N.A.)
   3.55%, 07/01/22
  (b)(c)                            A-1+           --              1,645          1,645,000

Washington (State of)
  Housing Finance
  Commission (YMCA of
  Columbia-Willamette);
  Series 1999, Non-Profit
  Housing VRD RB (LOC-U.S
  Bank, N.A.)
  3.47%, 08/01/24
  (b)(c)(i)                         A-1+           --              2,200          2,200,000
                               ---------    ---------    ---------------    ---------------
                                                                                110,926,000
                                                                            ===============

WISCONSIN - 2.38%

ABN AMRO Munitops
  Ctfs. Trust (Central
  Brown County Water
  Authority); Series
  2005-25, Non-AMT VRD
  RB (Acquired
  08/01/05; Cost
  $17,370,000)
  3.49%, 12/01/13
  (c)(e)(f)(g)                        --           --             17,370         17,370,000

Kenosha (County of)
  Unified School
  District No. 1;
  Series 2005 A,
  Refunding Unlimited
  Tax GO (INS-MBIA
  Insurance Corp.)
  5.00%, 04/01/08 (d)                 --          Aaa              5,580          5,598,906

Mequon-Thiensville
  (Cities of) School
  District; Series
  2007, TAN
  4.25%, 09/05/08                     --         MIG1             11,500         11,554,979

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

                                                           PRINCIPAL
                                      RATINGS(a)            AMOUNT
                                  S&P        MOODY'S         (000)               VALUE
                               ---------    ---------    ---------------    ---------------
WISCONSIN - (CONTINUED)

Milwaukee (City of)
  Redevelopment
  Authority (Cathedral
  Place Parking
  Facility Project);
  Series 2002, VRD RB
  (LOC-JPMorgan Chase
  Bank, N.A.)
  3.47%, 05/01/25
  (b)(c)                              --        VMIG1    $         2,635    $     2,635,000

Rock (County of);
  Series 2007,
  Promissory Notes
  Unlimited Tax GO
  4.25%, 07/10/08                     --         MIG1              2,500          2,505,649

University of
  Wisconsin Hospitals
  & Clinics Authority;
  Series 1997,
  Hospital VRD RB
  (INS-MBIA Insurance
  Corp.)

  3.45%, 04/01/26
  (c)(d)                            A-1+        VMIG1              1,400          1,400,000

Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Indian Community
  School of Milwaukee,
  Inc. Project);
  Series 2007, VRD RB
  (LOC-JPMorgan Chase
  Bank, N.A.)
  3.43%, 12/01/36
  (b)(c)                              --        VMIG1              4,000          4,000,000

Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Mequon Jewish
  Campus, Inc.
  Project); Series
  2003, VRD RB
  (LOC-JPMorgan Chase
  Bank, N.A.)
  3.47%, 07/01/28
  (b)(c)                              --        VMIG1              6,245          6,245,000

Wisconsin (State of);
  Series 2005 B,
  GO
  4.00%, 05/01/08(j)                 NRR          NRR              2,750          2,752,432

  Series 2006,
  Commercial Paper
  Notes GO
  3.35%, 01/15/08                   A-1+          P-1             11,300         11,300,000

  Series 2007,
  Operating Notes
  4.50%, 06/16/08                  SP-1+         MIG1             11,300         11,337,796
                               ---------    ---------    ---------------    ---------------
                                                                                 76,699,762
                                                                            ===============

WYOMING - 0.13%

Gillette (City of)
  (Pacificorp
  Projects); Series
  1988, Refunding
  Customized Purchase
  VRD PCR
  (LOC-Barclays Bank PLC)
  3.46%, 01/01/18
  (b)(c)(h)(i)                      A-1+          P-1              4,125          4,125,000
                               ---------    ---------    ---------------    ---------------
TOTAL INVESTMENTS - 104.53%
  (Cost $3,364,031,066)
  (l)(m)                                                                      3,364,031,066
                                                                            ---------------
OTHER ASSETS LESS
LIABILITIES - (4.53)%                                                          (145,878,590)
                                                                            ---------------
NET ASSETS - 100.00%                                                        $ 3,218,152,476
                                                                            ===============

Investment Abbreviations:

ACES      -- Automatically Convertible Extendable Security

AMT       -- Alternative Minimum Tax

BAN       -- Bond Anticipation Note

CEP       -- Credit Enhancement Provider

COP       -- Certificates of Participation

Ctfs.     -- Certificates

GO        -- General Obligation Bonds

IDR       -- Industrial Development Revenue Bonds

INS       -- Insurer

LOC       -- Letter of Credit

MERLOT    -- Municipal Exempt Receipts Liquidity Option Tender

NRR       -- Not Re-Rated

PCR       -- Pollution Control Revenue Bonds

P-Floats  -- Putable Floating Option Tax-Exempt Receipt

PUTTERs   -- Putable Tax-Exempt Receipts

RAC       -- Revenue Anticipation Certificates

RAN       -- Revenue Anticipation Notes

RB        -- Revenue Bonds

RN        -- Revenue Notes

Sr.       -- Senior

Sub.      -- Subordinated

TAN       -- Tax Anticipation Notes

TRAN      -- Tax and Revenue Anticipation Notes

Unsec.    -- Unsecured

VRD       -- Variable Rate Demand

Wts.      -- Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (g) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2007.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at December 31, 2007 was $1,108,516,500, which represented 34.45% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(h) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(i) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(j) Advance refunded; secured by an escrow fund of U.S. Government obligations.

(k) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(l) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                                  Percentage
Financial Security Assurance Inc.            10.8%
Ambac Assurance Corp.                         8.2
MBIA Insurance Corp.                          7.2
Regions Financial                             6.1
U.S. Treasury                                 5.7
Bank of America, N.A.                         5.4

(m)   Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

Tax-Free Cash Reserve Portfolio

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2007
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

            The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the placecountry-regionUnited States of America unless otherwise noted.

D. RISKS INVOLVED IN INVESTING IN THE FUND - Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

Item 2. Controls and Procedures.

     (a) As of December 17, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 17, 2007, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Tax-Free Investments Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: February 29, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: February 29, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: February 29, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.